                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03503
               ---------------------------------------------------

                             UBS RMA Money Fund Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


          Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS RMA

MONEY MARKET PORTFOLIO
U.S. GOVERNMENT PORTFOLIO
TAX-FREE FUND
CALIFORNIA MUNICIPAL MONEY FUND
NEW YORK MUNICIPAL MONEY FUND
NEW JERSEY MUNICIPAL MONEY FUND

SEMIANNUAL REPORT
DECEMBER 31, 2004

NOTICE TO SHAREHOLDERS OF UBS RMA MONEY MARKET PORTFOLIO:

The Board of Directors of UBS RMA Money Fund Inc. approved a proposal by UBS Financial Services Inc. and UBS Global Asset Management (US) Inc. ("UBS Global AM") to restructure UBS RMA Money Market Portfolio's fees, subject to shareholder approval. Total UBS RMA Money Market Portfolio shareholder expenses are not expected to increase as a result of these changes.

The Board approved a proposal to seek the approval of UBS RMA Money Market Portfolio's shareholders of a shareholder services plan. Under the plan, UBS RMA Money Market Portfolio's shareholders would pay UBS Global AM a fee to compensate it for certain expenses incurred in connection with its activities in providing certain shareholder and account maintenance services. UBS Global AM may reallow any or all of the service fee to such dealers as UBS Global AM may from time to time determine; however, it is currently expected that the service fee will be paid to UBS Financial Services Inc. for shareholder servicing. If UBS RMA Money Market Portfolio shareholders approve the proposed shareholder services plan, UBS Financial Services Inc. has agreed to waive a portion of its advisory and administration fee to limit expenses. The net effect of the proposed changes should be to bring the fee structure for the UBS RMA Money Market Portfolio more in line with that of the other five RMA money market funds, which already are subject to a shareholder service fee. Total UBS RMA Money Market Portfolio shareholder expenses are not expected to increase as a result of these changes. A proxy statement describing the proposed changes in more detail and soliciting the approval of UBS RMA Money Market Portfolio shareholders is expected to be distributed later in 2005. Shareholders should rely upon those proxy materials in making a determination on how to vote.

UBS RMA

February 15, 2005

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund Inc.; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund (collectively, the "Funds") for the six months ended December 31, 2004.

PERFORMANCE

While remaining relatively low from a historical perspective, interest rates rose during the reporting period. As a result, yields available from money market instruments also increased, which helped boost the yields of the RMA Funds. As of December 31, 2004, the Funds' seven-day current yields were: UBS RMA Money Market Portfolio, 1.75%; UBS RMA U.S. Government Portfolio, 1.40%; UBS RMA Tax-Free Fund Inc., 1.28%; UBS RMA California Municipal Money Fund, 1.24%; UBS RMA New York Municipal Money Fund, 1.15%; and UBS RMA New Jersey Municipal Money Fund, 1.11%. (For more on the Funds' performance, refer to "Performance and Portfolio Characteristics At A Glance" starting on page 5.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. After posting a 3.3% growth in the second quarter of the year, third quarter gross domestic product rose to 4.0%. However, fourth quarter advance figures indicate that due to deterioration in trade performance and a

[SIDENOTE]

UBS RMA MONEY MARKET PORTFOLIO,
UBS RMA U.S. GOVERNMENT PORTFOLIO

INVESTMENT GOAL (BOTH PORTFOLIOS):
Maximum current income consistent with preservation of capital and liquidity.

PORTFOLIO MANAGERS (BOTH PORTFOLIOS):
Michael Markowitz
Robert Sabatino
UBS Global Asset Management (US) Inc.

COMMENCEMENT (BOTH PORTFOLIOS):
October 4, 1982

UBS RMA TAX-FREE FUND INC., UBS RMA CALIFORNIA MUNICIPAL MONEY FUND, UBS RMA NEW YORK MUNICIPAL MONEY FUND, UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

INVESTMENT GOAL (ALL FOUR FUNDS):
Maximum current income exempt from federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity.

PORTFOLIO MANAGER (ALL FOUR FUNDS):
Debbie Baggett, UBS Global Asset Management (US) Inc.

COMMENCEMENT:
Tax-Free--October 4, 1982
California Municipal--November 7, 1988
New York Municipal--November 10, 1988
New Jersey Municipal--February 1, 1991

DIVIDEND PAYMENT (ALL SIX FUNDS):
Monthly
pickup in inflation, GDP grew at a weaker-than-expected 3.1%--the slowest pace since the beginning of 2003.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. After many months of speculation, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% at the end of June 2004. The Fed raised rates again at its subsequent meetings in August, September, November and December, bringing the fed funds rate to 2.25% at the end of the reporting period. This series of five rate hikes was the most in a calendar year since 1994.

     Coinciding with the December rate hike, the Fed stated: "Output appears to be growing at a moderate pace despite the earlier rise in energy prices, and labor market conditions continue to improve gradually. Inflation and longer-term inflation expectations remain well contained." The market interpreted this statement to mean that the Fed would continue to raise rates in the near future.

Q.   HOW WERE THE PORTFOLIOS POSITIONED DURING THE FISCAL PERIOD?

A. Throughout much of the reporting period, we employed a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to roughly one year--were used to lock in higher rates further out on the curve, while our shorter-term securities--with maturities of one month or less--provided liquidity and gave us the ability to reinvest at higher rates when the Fed increased interest rates. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

     Looking at the Funds more closely, for both UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio, quality and liquidity continued to be focal points of our investment approach. Within UBS RMA U.S. Government Portfolio, we concentrated a large portion of the portfolio's holdings in US Treasury securities. Within UBS RMA Money Market Portfolio, we continued to emphasize commercial paper, as it allowed us to generate incremental yield in the healthier credit environment that characterized the reporting period. The portfolio also held investments in other sectors, such as US government agency obligations, certificates of deposit and other short-term corporate obligations.

     Credit quality and liquidity were also paramount for UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund. This strategy helped the Funds' to avoid state- and issue-specific credit problems that occurred in the municipal market.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIOS GOING FORWARD?

A. At this point, it appears clear that the Fed will likely continue to raise interest rates in the months to come (most recently, at its February 2, 2005 meeeting). In anticipation of the higher interest rate environment, we expect to allow the Funds' weighted average maturities to drift shorter in order to take advantage of higher yields. Maintaining high-quality portfolios continues to be of paramount importance. We anticipate allocating a large portion of UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio to US government and agency securities, among other things.

We thank you for your continued support, and welcome any comments or questions you may have. For additional information on UBS Funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas                       /s/ Michael Markowitz

JOSEPH A. VARNAS                           MICHAEL MARKOWITZ
PRESIDENT                                  PORTFOLIO MANAGER
UBS RMA Money Fund Inc. (UBS RMA           UBS RMA Money Market Portfolio
  Money Market Portfolio and UBS RMA       UBS RMA U.S. Government Portfolio
  U.S. Government Portfolio)               MANAGING DIRECTOR
UBS RMA Tax-Free Fund Inc.                 UBS Global Asset Management (US) Inc.
UBS Managed Municipal Trust (UBS RMA
  California Municipal Money Fund and
  UBS RMA New York Municipal Money
  Fund)
UBS Municipal Money Market Series (UBS
  RMA New Jersey Municipal Money Fund)
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

* Mutual funds are sold by prospectus only. You should carefully consider a fund's investment objectives, risks, charges and expenses before investing. This and other important information is included in the fund's prospectus, which should be read carefully before investing. Prospectuses can be obtained from your investment professional or by visiting our website at www.ubs.com.

/s/ Robert Sabatino                             /s/ Debbie Baggett

ROBERT SABATINO                                 DEBBIE BAGGETT
PORTFOLIO MANAGER                               PORTFOLIO MANAGER
UBS RMA Money Market Portfolio                  UBS RMA Tax-Free Fund Inc.
UBS RMA U.S. Government Portfolio               UBS RMA California Municipal
DIRECTOR                                          Money Fund
UBS Global Asset Management (US) Inc.           UBS RMA New York Municipal
                                                  Money Fund
                                                UBS RMA New Jersey Municipal
                                                  Money Fund
                                                DIRECTOR
                                                UBS Global Asset Management (US)
                                                  Inc.


This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Funds. We encourage you to consult your financial advisor regarding your personal investment program.

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

UBS RMA MONEY MARKET PORTFOLIO

YIELDS AND CHARACTERISTICS                             12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   1.75%         0.61%         0.49%
Seven-Day Effective Yield*                                 1.76          0.61          0.49
Weighted Average Maturity**                             46 days       42 days       52 days
Net Assets (bn)                                     $      11.2   $      12.4   $      15.4

PORTFOLIO COMPOSITION***                               12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Commercial Paper                                           41.6%         41.6%         45.1%
Certificates of Deposit                                    25.2          21.5          20.8
U.S. Government & Agency Obligation                        21.3          26.5          27.4
Short-Term Corporate Obligations                           12.3           8.1           2.9
Time Deposit                                                0.3            --            --
Money Market Funds                                          0.2           1.9           2.1
Bank Notes                                                   --           0.4           2.8
Repurchase Agreements                                        --            --           0.5
Other Assets Less Liabilities                              (0.9)           --          (1.6)
TOTAL                                                     100.0%        100.0%        100.0%

UBS RMA U.S. GOVERNMENT PORTFOLIO

YIELDS AND CHARACTERISTICS                             12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   1.40%         0.51%         0.49%
Seven-Day Effective Yield*                                 1.41          0.51          0.49
Weighted Average Maturity**                             45 days       48 days       54 days
Net Assets (bn)                                     $       1.2   $       1.3   $       1.8

PORTFOLIO COMPOSITION***                               12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Repurchase Agreements                                      66.4%         53.3%         50.9%
U.S. Government Obligations                                51.5          44.7          51.4
Money Market Funds                                          1.2           2.0           0.4
Other Assets Less Liabilities                             (19.1)           --          (2.7)
TOTAL                                                     100.0%        100.0%        100.0%

UBS RMA TAX-FREE FUND INC.

YIELDS AND CHARACTERISTICS                             12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   1.28%         0.48%         0.55%
Seven-Day Effective Yield*                                 1.29          0.49          0.55
Weighted Average Maturity**                             17 days       32 days       34 days
Net Assets (bn)                                     $       3.1   $       2.9   $       3.1

PORTFOLIO COMPOSITION***                               12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Municipal Bonds and Notes                                  94.8%         97.9%        101.4%
Tax-Exempt Commercial Paper                                10.5           4.1           5.0
Other Assets Less Liabilities                              (5.3)         (2.0)         (6.4)
TOTAL                                                     100.0%        100.0%        100.0%

* Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Performance data quoted represents past performance. Past performance does not guarantee future results. The Funds and Portfolios are actively managed and their composition will vary over time.
** The Funds and Portfolios are actively managed and their weighted average maturities will differ over time.
***  Weightings represent percentages of net assets.

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

YIELDS AND CHARACTERISTICS                             12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Seven-day Current Yield*                                   1.24%         0.38%         0.51%
Seven-Day Effective Yield*                                 1.25          0.38          0.51
Weighted Average Maturity**                             18 days       20 days       38 days
Net Assets (mm)                                     $     816.6   $     739.1   $     787.2

PORTFOLIO COMPOSITION***                               12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Municipal Bonds and Notes                                  94.8%         98.9%         95.9%
Tax-Exempt Commercial Paper                                 7.4           3.2           7.1
Other Assets Less Liabilities                              (2.2)         (2.1)         (3.0)
TOTAL                                                     100.0%        100.0%        100.0%

UBS RMA NEW YORK MUNICIPAL MONEY FUND

YIELDS AND CHARACTERISTICS                             12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   1.15%         0.33%         0.48%
Seven-Day Effective Yield*                                 1.16          0.33          0.48
Weighted Average Maturity**                             24 days       25 days       34 days
Net Assets (mm)                                     $     557.8   $     562.4   $     569.0

PORTFOLIO COMPOSITION***                               12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Municipal Bonds and Notes                                  90.8%         93.2%         87.8%
Tax-Exempt Commercial Paper                                13.3           8.9          13.4
Other Assets Less Liabilities                              (4.1)         (2.1)         (1.2)
TOTAL                                                     100.0%        100.0%        100.0%

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

YIELDS AND CHARACTERISTICS                             12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   1.11%         0.22%         0.30%
Seven-Day Effective Yield*                                 1.12          0.22          0.31
Weighted Average Maturity**                             18 days       34 days       31 days
Net Assets (mm)                                     $     135.2   $     137.4   $     145.1

PORTFOLIO COMPOSITION***                               12/31/04       6/30/04      12/31/03
-------------------------------------------------------------------------------------------
Municipal Bonds and Notes                                  94.8%         93.6%         92.7%
Tax-Exempt Commercial Paper                                 4.9           6.0           6.9
Other Assets Less Liabilities                               0.3           0.4           0.4
TOTAL                                                     100.0%        100.0%        100.0%

* Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Performance data quoted represents past performance. Past performance does not guarantee future results. The Funds and Portfolios are actively managed and their composition will vary over time.
** The Funds and Portfolios are actively managed and their weighted average maturities will differ over time.
***  Weightings represent percentages of net assets.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees; service fees (12b-1 fees) (except UBS RMA Money Market Portfolio); and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds if those funds impose transactional costs--for example, sales charges (loads), redemption fees, or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect Resource Management Account(R) (RMA(R)) Program or Business Services Account BSA(R) Program fees as these are external to the Funds and relate to those programs.

UBS RMA MONEY MARKET PORTFOLIO

                                              BEGINNING          ENDING           EXPENSES PAID
                                            ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*
                                            JULY 1, 2004    DECEMBER 31, 2004   7/1/04 - 12/31/04
-------------------------------------------------------------------------------------------------
Actual                                       $  1,000.00       $  1,005.80         $      2.98
Hypothetical (5% annual return
before expenses)                                1,000.00          1,022.23                3.01

* Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA U.S. GOVERNMENT PORTFOLIO

                                              BEGINNING          ENDING           EXPENSES PAID
                                            ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*
                                            JULY 1, 2004    DECEMBER 31, 2004   7/1/04 - 12/31/04
-------------------------------------------------------------------------------------------------
Actual                                       $  1,000.00       $  1,005.10         $      3.08
Hypothetical (5% annual return
before expenses)                                1,000.00          1,022.13                3.11

* Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA TAX-FREE FUND INC.

                                              BEGINNING          ENDING           EXPENSES PAID
                                            ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*
                                            JULY 1, 2004    DECEMBER 31, 2004   7/1/04 - 12/31/04
-------------------------------------------------------------------------------------------------
Actual                                       $  1,000.00      $  1,004.20          $      2.98
Hypothetical (5% annual return
before expenses)                                1,000.00         1,022.23                 3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

                                              BEGINNING          ENDING           EXPENSES PAID
                                            ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*
                                            JULY 1, 2004    DECEMBER 31, 2004   7/1/04 - 12/31/04
-------------------------------------------------------------------------------------------------
Actual                                       $  1,000.00       $  1,003.90         $      3.23
Hypothetical (5% annual return
before expenses)                                1,000.00          1,021.98                3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA NEW YORK MUNICIPAL MONEY FUND

                                              BEGINNING          ENDING           EXPENSES PAID
                                            ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*
                                            JULY 1, 2004    DECEMBER 31, 2004   7/1/04 - 12/31/04
-------------------------------------------------------------------------------------------------
Actual                                       $  1,000.00       $  1,003.60         $      3.33
Hypothetical (5% annual return
before expenses)                                1,000.00          1,021.88                3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

                                              BEGINNING          ENDING           EXPENSES PAID
                                            ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*
                                            JULY 1, 2004    DECEMBER 31, 2004   7/1/04 - 12/31/04
-------------------------------------------------------------------------------------------------
Actual                                       $  1,000.00       $  1,003.50         $      3.84

Hypothetical (5% annual return
before expenses)                                1,000.00          1,021.37                3.87

* Expenses are equal to the Fund's annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS -- DECEMBER 31, 2004 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                        MATURITY     INTEREST
     (000)                                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--21.30%

$       300,000    Federal Farm Credit Bank                                      01/03/05       2.270 to
                                                                                                2.300%*      $      300,007,882
        316,000    Federal Home Loan Bank                                        01/04/05 to    1.910 to
                                                                                 01/05/05       1.913*              315,868,771
        557,250    Federal Home Loan Bank                                        04/22/05 to    1.305 to
                                                                                 10/21/05       2.250               557,056,626
        140,500    Federal Home Loan Mortgage Corp.                              03/01/05 to    1.290 to
                                                                                 03/23/05       1.420               140,316,646
        193,042    Federal Home Loan Mortgage Corp.                              03/15/05 to    2.380 to
                                                                                 03/29/05       2.460@              191,944,443
        275,000    Federal National Mortgage Association                         01/03/05 to    2.333 to
                                                                                 01/28/05       2.350*              274,999,474
        140,000    Federal National Mortgage Association                         02/04/05       1.140@              139,849,267
        462,200    Federal National Mortgage                                     03/29/05 to    1.400 to
                     Association(1)                                              09/30/05       2.300               462,200,000
-------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$2,382,243,109)                                                   2,382,243,109
-------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSIT--0.31%

   BANKING-NON-U.S.--0.31%

         34,587    Societe Generale, Grand Cayman
                     Islands (cost--$34,587,000)                                 01/03/05       2.156                34,587,000
-------------------------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--25.19%

   NON-U.S.--15.84%
         50,000    BNP Paribas                                                   01/18/05       1.785*               49,994,923
        220,500    BNP Paribas                                                   03/23/05       2.460               220,500,000
        200,000    Canadian Imperial Bank of Commerce                            03/16/05       2.410               200,000,000
        110,000    Credit Suisse First Boston NY                                 01/14/05       2.340               110,000,000
        100,000    ForeningsSparbanken AB                                        01/10/05       2.130               100,000,000
        243,000    Fortis Bank NV                                                01/03/05 to    2.210 to
                                                                                 06/20/05       2.630               243,000,000
         95,000    HBOS Treasury Services PLC                                    02/09/05       2.190                95,000,000
         89,500    Lloyds TSB Bank PLC                                           02/02/05       2.280                89,500,000
        200,000    Natexis Banque Populaires                                     03/14/05       2.430               200,000,000
         92,000    Nordea Bank Finland                                           02/07/05       2.300                92,000,000
        175,000    Societe Generale NY                                           01/05/05 to    2.259 to
                                                                                 01/10/05       2.300*              174,984,204
        196,500    UniCredito Italiano SpA                                       03/24/05       2.465*              196,471,129
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,771,450,256
-------------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                                        MATURITY     INTEREST
     (000)                                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)

   U.S.--9.35%
$       280,000    American Express Centurion Bank                               01/05/05 to    2.250 to
                                                                                 01/24/05       2.360%       $      280,000,000
        115,000    Discover Bank Delaware                                        01/13/05       2.340               115,000,000
        205,000    First Tennessee Bank N.A. (Memphis)                           01/04/05 to    2.080 to
                                                                                 01/11/05       2.290               205,000,000
         80,000    HSBC (USA), Inc.                                              04/22/05       1.555                80,000,000
        265,500    Washington Mutual Bank                                        01/13/05 to    2.310 to
                                                                                 01/19/05       2.340               265,500,000
        100,000    Wells Fargo Bank N.A.                                         01/27/05       2.330               100,000,000
                                                                                                                  1,045,500,000
-------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$2,816,950,256)                                                              2,816,950,256
-------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--40.66%

   ASSET BACKED-AUTO & TRUCK--2.50%
        279,500    New Center Asset Trust                                        01/12/05 to    2.180 to
                                                                                 01/13/05       2.285               279,293,517
-------------------------------------------------------------------------------------------------------------------------------

   ASSET BACKED-BANKING--1.21%
        136,000    Atlantis One Funding                                          02/09/05 to    2.200 to
                                                                                 03/07/05       2.390               135,530,971
-------------------------------------------------------------------------------------------------------------------------------

   ASSET BACKED-MISCELLANEOUS--16.71%
        335,000    Amsterdam Funding Corp.                                       01/03/05 to    2.180 to
                                                                                 01/31/05       2.320               334,765,457
        174,141    Barton Capital Corp.                                          01/11/05 to    2.280 to
                                                                                 01/13/05       2.300               174,025,464
        160,000    Falcon Asset Securitization Corp.                             01/14/05 to    2.330 to
                                                                                 01/27/05       2.340               159,831,433
        125,994    Giro Multi-Funding Corp.                                      01/18/05       2.340               125,854,777
        226,917    Kitty Hawk Funding Corp.                                      01/18/05       2.230 to
                                                                                                2.340               226,669,789
         95,335    Old Line Funding Corp.                                        01/07/05 to    2.180 to
                                                                                 01/10/05       2.250                95,286,460
         82,201    Preferred Receivables Funding Corp.                           01/18/05       2.285                82,112,303
        237,689    Ranger Funding Co. LLC                                        01/20/05 to    2.310 to
                                                                                 01/31/05       2.360               237,323,521
        188,683    Thunderbay Funding                                            01/07/05 to    2.200 to
                                                                                 01/14/05       2.285               188,563,545
         58,500    Variable Funding Capital Corp.                                01/12/05       2.290                58,459,066

   PRINCIPAL
     AMOUNT                                                                        MATURITY     INTEREST
     (000)                                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

   ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
$       185,611    Yorktown Capital LLC                                          01/14/05 to    2.350 to
                                                                                 02/14/05       2.380%       $      185,296,340
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,868,188,155
-------------------------------------------------------------------------------------------------------------------------------

   ASSET BACKED-SECURITIES--7.48%
        124,500    Beta Finance, Inc.                                            01/07/05 to    2.030 to
                                                                                 01/10/05       2.190               124,445,327
         74,000    Dorada Finance, Inc.**                                        02/01/05       2.140                73,863,634
        199,500    Galaxy Funding, Inc.                                          01/18/05 to    2.070 to
                                                                                 03/28/05       2.480               198,853,221
        176,626    Giro Funding U.S. Corp.                                       01/03/05 to    2.230 to
                                                                                 01/10/05       2.280               176,563,866
         95,000    Grampian Funding LLC                                          01/24/05       2.340                94,857,975
        168,127    Scaldis Capital LLC                                           01/18/05 to    2.340 to
                                                                                 02/15/05       2.400               167,751,720
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    836,335,743
-------------------------------------------------------------------------------------------------------------------------------

   BANKING-NON-U.S.--1.67%
         28,000    Banque et Caisse d'Epargne de L'Etat                          01/06/05       2.270                27,991,172
        159,188    Nationwide Building Society                                   02/01/05 to    2.130 to
                                                                                 02/07/05       2.310               158,860,923
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    186,852,095
-------------------------------------------------------------------------------------------------------------------------------

   BANKING-U.S.--7.80%
        161,000    CBA (Delaware) Finance, Inc.                                  01/12/05 to    2.260 to
                                                                                 03/31/05       2.450               160,454,143
         67,800    Danske Corp.                                                  01/14/05       2.320                67,743,199
        190,000    Dexia Delaware LLC                                            01/18/05       2.325               189,791,396
         20,000    Fortis Funding LLC                                            01/04/05       2.380                19,996,033
        258,500    ING (US) Funding LLC                                          01/18/05 to    2.180 to
                                                                                 03/21/05       2.440               257,934,370
        145,000    Rabobank USA Financial Corp.                                  01/03/05       2.170               144,982,519
         31,000    Stadshypotek Delaware, Inc.                                   01/19/05       2.320                30,964,040
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    871,865,700
-------------------------------------------------------------------------------------------------------------------------------

   BROKERAGE--1.96%
        219,500    Bear Stearns Cos., Inc.                                       01/24/05       2.290               219,178,859
-------------------------------------------------------------------------------------------------------------------------------

   FINANCE-NONCAPTIVE DIVERSIFIED--0.88%
        100,000    General Electric Capital Corp.                                05/11/05       2.380                99,140,556
-------------------------------------------------------------------------------------------------------------------------------

   UTILITIES-OTHER--0.45%
         50,000    RWE AG                                                        01/14/05       2.330                49,957,931
-------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$4,546,343,527)                                                                     4,546,343,527
-------------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                                        MATURITY     INTEREST
     (000)                                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--12.30%

   ASSET BACKED-SECURITIES--4.80%
$       123,000    Dorada Finance, Inc.**                                        01/14/05       2.353%*      $      122,999,344
        223,900    K2 (USA) LLC**                                                01/13/05 to    2.015 to
                                                                                 01/18/05       2.403*              223,899,432
        190,000    Links Finance LLC**                                           02/22/05 to    1.340 to
                                                                                 11/14/05       2.680               189,987,194
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    536,885,970
-------------------------------------------------------------------------------------------------------------------------------

   BANKING-NON-U.S.--1.82%
         30,000    Bayerische Landesbank Girozentrale                            01/31/05       2.368*               29,998,549
        173,000    HBOS Treasury Services PLC**                                  01/04/05       2.270*              173,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    202,998,549
-------------------------------------------------------------------------------------------------------------------------------

   BANKING-U.S.--2.19%
        100,000    Fifth Third Bank                                              01/03/05       2.303*              100,006,822
        145,000    Wells Fargo & Co.                                             01/14/05       2.468*              145,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    245,006,822
-------------------------------------------------------------------------------------------------------------------------------

   BROKERAGE--1.34%
        150,000    Morgan Stanley                                                01/03/05       2.365*              150,000,000
-------------------------------------------------------------------------------------------------------------------------------

   FINANCE-NONCAPTIVE CONSUMER--1.79%
        200,000    Household Finance Corp.                                       01/05/05 to    2.291 to
                                                                                 01/25/05       2.378*              200,000,000
-------------------------------------------------------------------------------------------------------------------------------

   FINANCE-NONCAPTIVE DIVERSIFIED--0.36%
         40,000    General Electric Capital Corp.                                01/10/05       2.460*               40,000,000
-------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$1,374,891,341)                                                     1,374,891,341
-------------------------------------------------------------------------------------------------------------------------------

  NUMBER OF
   SHARES
    (000)
---------------
MONEY MARKET FUND+--0.19%
         20,699    AIM Liquid Assets Portfolio
                     (cost--$20,698,784)                                                        2.121                20,698,784
-------------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                                        MATURITY     INTEREST
     (000)                                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--0.91%

   COMMERCIAL PAPER@--0.89%

   ASSET BACKED-MISCELLANEOUS--0.62%
$        70,000    Yorktown Capital LLC                                          01/14/05       2.330%       $       69,864,083
-------------------------------------------------------------------------------------------------------------------------------

   BANKING-U.S.--0.27%
         30,000    Danske Corp.                                                  01/14/05       2.320                29,942,000
-------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$99,806,083)                                                                           99,806,083
-------------------------------------------------------------------------------------------------------------------------------

  NUMBER OF
   SHARES
    (000)
---------------
   MONEY MARKET FUND+--0.02%

          2,319    Barclays Prime Money Market Fund
                     (cost--$2,318,917)                                                         2.244                 2,318,917
-------------------------------------------------------------------------------------------------------------------------------
Total Investments of Cash Collateral from
  Securities Loaned (cost--$102,125,000)                                                                            102,125,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$11,277,839,017 which
  approximates cost for federal income tax
  purposes)(2)--100.86%                                                                                          11,277,839,017
-------------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.86)%                                                                      (95,994,730)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 11,183,427,048 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                                                  $   11,181,844,287
-------------------------------------------------------------------------------------------------------------------------------

  * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2004, and reset periodically.
 ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.01% of net assets as of December 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  @ Interest rates shown are the discount rates at date of purchase.
  + Interest rates shown reflect yield at December 31, 2004.
(1) Security, or portion thereof, was on loan at December 31, 2004.
(2) Includes $99,750,000 of investments in securities on loan, at market value.

ISSUER BREAKDOWN BY COUNTRY

                                         PERCENTAGE OF PORTFOLIO ASSETS
-----------------------------------------------------------------------
United States                                                     80.5%
France                                                             5.8
United Kingdom                                                     4.6
Belgium                                                            2.2
Canada                                                             1.8
Italy                                                              1.7
Switzerland                                                        1.0
Sweden                                                             0.9
Finland                                                            0.7
Germany                                                            0.3
Grand Cayman Islands                                               0.3
Luxembourg                                                         0.2
-----------------------------------------------------------------------
Total                                                            100.0%
=======================================================================

                      Weighted average maturity -- 46 days

                 See accompanying notes to financial statements

UBS RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS -- DECEMBER 31, 2004 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                        MATURITY     INTEREST
     (000)                                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--51.51%

$       460,000    U.S. Treasury Bills(1)                                        01/18/05 to    1.745 to
                                                                                 06/23/05       2.467%@      $      458,099,163
        110,000    U.S. Treasury Notes(1)                                        01/31/05 to    1.625 to
                                                                                 11/30/05       1.875               109,799,872
         50,000    U.S. Treasury Notes(1)                                        03/31/05       1.625                50,061,351
-------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (cost--$617,960,386)                                                              617,960,386
-------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--52.38%

        175,000    Repurchase Agreement dated 12/31/04
                      with Bear Stearns & Co.,
                      collateralized by $22,600,000
                      U.S. Treasury Notes, 3.000%
                      due 12/31/06 and $121,739,000
                      U.S. Treasury TIPS, 3.375% to
                      3.875% due 01/15/07 to 01/15/09;
                      (value--$180,704,037);
                      proceeds: $175,021,146                                     01/03/05       1.450               175,000,000

         28,080    Repurchase Agreement dated 12/31/04
                      with Deutsche Bank Securities, Inc.,
                      collateralized by $44,105,240
                      U.S. Treasury Notes, zero coupon
                      due 08/15/05 to 02/15/18;
                      (value--$28,641,600);
                      proceeds: $28,083,744                                      01/03/05       1.600                28,080,000

        275,000    Repurchase Agreement dated 12/31/04
                      with Goldman Sachs Group, Inc.,
                      collateralized by $275,000,766
                      U.S. Treasury Notes, zero
                      coupon to 3.500% due
                      12/15/09 to 11/15/16;
                      (value--$280,500,782);
                      proceeds: $275,033,917                                     01/03/05       1.480               275,000,000

        150,000    Repurchase Agreement dated 12/31/04
                      with Morgan Stanley & Co.,
                      collateralized by $150,102,548
                      U.S. Treasury TIPS, 4.250% due
                      01/15/10; (value--$153,104,599);
                      proceeds: $150,018,750                                     01/03/05       1.500               150,000,000

   PRINCIPAL
     AMOUNT                                                                        MATURITY     INTEREST
     (000)                                                                          DATES        RATES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONCLUDED)

$           357    Repurchase Agreement dated 12/31/04
                     with State Street Bank & Trust Co.,
                     collateralized by $1,541
                     U.S. Treasury Bonds, 9.000%
                     due 11/15/18 and $362,840
                     U.S. Treasury Notes, 3.000%
                     due 12/31/06; (value--$364,179);
                     proceeds: $357,045                                          01/03/05       1.500%       $          357,000
-------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$628,437,000)                                                                    628,437,000
-------------------------------------------------------------------------------------------------------------------------------

  NUMBER OF
   SHARES
    (000)
---------------
MONEY MARKET FUND+--1.13%

         13,511    AIM Short-Term Investment Trust
                     Treasury (cost--$13,511,213)                                               1.740                13,511,213

  PRINCIPAL
   AMOUNT
   (000)
---------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--13.99%

REPURCHASE AGREEMENT--13.97%
$       167,639    Repurchase Agreement dated 12/31/04
                     with Morgan Stanley & Co.,
                     collateralized by $167,754,090
                     U.S. Treasury TIPS, 4.250% due
                     01/15/10; (value--$171,109,172);
                     proceeds: $167,660,438
                     (cost--$167,639,483)                                        01/03/05       1.500               167,639,483

  NUMBER OF
   SHARES                                                                                       INTEREST
   (000)                                                                                          RATE             VALUE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--(CONCLUDED)

   MONEY MARKET FUND+--0.02%
      174  AIM Treasury Portfolio (cost--$173,556)                                              1.740%       $          173,556
-------------------------------------------------------------------------------------------------------------------------------
Total Investments of Cash Collateral from Securities
  Loaned (cost--$167,813,039)                                                                                       167,813,039
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$1,427,721,638 which
  approximates cost for federal income tax
  purposes)(2)--119.01%                                                                                           1,427,721,638
-------------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(19.01)%                                                                    (228,033,688)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 1,200,267,329 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                                                  $    1,199,687,950
-------------------------------------------------------------------------------------------------------------------------------

   @ Interest rates shown are the discount rates at date of purchase.
   + Interest rates shown reflect yield at December 31, 2004.
 (1) Securities, or portions thereof, were on loan at December 31, 2004.
 (2) Includes $498,380,287 of investments in securities on loan, at market value.
TIPS Treasury Inflation Indexed Securities

                      Weighted average maturity -- 45 days

                 See accompanying notes to financial statements

UBS RMA TAX-FREE FUND INC.

STATEMENT OF NET ASSETS -- DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--94.79%

   ALABAMA--1.97%
$        13,675    Birmingham Refunding, Series A                                   (A)           2.000%     $       13,675,000
         11,265    Mobile Industrial Development Board,
                     Dock and Wharf Revenue Refunding
                     (Holnam, Inc. Project), Series A                               (A)           1.960              11,265,000
          8,700    Mobile Industrial Development Board,
                     Dock and Wharf Revenue Refunding
                     (Holnam, Inc. Project), Series B                               (A)           1.980               8,700,000
         12,700    Port City Medical Clinic Board Revenue
                     (Infirmary Health Systems), Series A                           (A)           1.960              12,700,000
         15,075    University of Alabama Revenue
                     (University Hospital), Series C                                (A)           1.940              15,075,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     61,415,000
-------------------------------------------------------------------------------------------------------------------------------

   ALASKA--0.54%
          5,600    Valdez Marine Terminal Revenue
                     Refunding (BP Pipelines, Inc. Project),
                     Series B                                                       (A)           2.180               5,600,000
         11,200    Valdez Marine Terminal Revenue
                     Refunding (BP Pipelines, Inc. Project),
                     Series C                                                       (A)           2.180              11,200,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     16,800,000
-------------------------------------------------------------------------------------------------------------------------------

   ARIZONA--2.00%
         35,000    Apache County Industrial
                     Development Authority (Tucson
                     Electric Power Co.)                                            (A)           2.000              35,000,000
         11,200    Apache County Industrial
                     Development Authority (Tucson
                     Electric Power Co.), Series B                                  (A)           2.020              11,200,000
          8,000    Apache County Industrial
                     Development Authority (Tucson
                     Electric Power Co.-Springerville Project)                      (A)           2.000               8,000,000
          8,200    Pima County Industrial
                     Development Authority
                     (Tucson Electric Power Co.-Irvington),
                     Series A                                                       (A)           2.020               8,200,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     62,400,000
-------------------------------------------------------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   CALIFORNIA--1.50%
$         5,800    California State
                     (Daily Kindergarten University),
                     Series A-1                                                     (A)           2.160%     $        5,800,000
         15,000    Los Angeles Regional Airports
                     Improvement Corp. Lease Revenue
                     (L.A. International), Series 2                                 (A)           2.220              15,000,000
         26,000    Metropolitan Water District
                     Waterworks Revenue Refunding,
                     Series A-2                                                     (A)           1.970              26,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     46,800,000
-------------------------------------------------------------------------------------------------------------------------------

   COLORADO--2.32%
          9,000    Colorado Housing and Finance
                     Authority, Housing Revenue
                     (Multi-Family Class III), Series A-1                           (A)           2.000               9,000,000
         25,000    Denver City & County Certificates of
                     Participation Refunding
                     (Wellington E Web-C1)                                          (A)           1.970              25,000,000
          8,420    East 470 Public Highway Authority Co.
                     Revenue, Vehicle Registration Fee                              (A)           1.980               8,420,000
         30,000    University of Colorado Hospital
                     Authority Revenue, Series A                                    (A)           1.970              30,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     72,420,000
-------------------------------------------------------------------------------------------------------------------------------

   CONNECTICUT--0.56%
         17,500    Connecticut Health & Educational
                     Facilities Authority Revenue
                     (Sacred Heart University), Series F                            (A)           1.970              17,500,000
-------------------------------------------------------------------------------------------------------------------------------

   DELAWARE--0.80%
         25,000    Delaware Economic Development
                     Authority Revenue (Hospital Billing),
                     Series C                                                       (A)           1.990              25,000,000
-------------------------------------------------------------------------------------------------------------------------------

   DISTRICT OF COLUMBIA--2.73%
         13,065    District of Columbia (Multi-Modal),
                     Series A                                                       (A)           2.000              13,065,000
          5,000    District of Columbia (Multi-Modal),
                     Series B                                                       (A)           2.000               5,000,000
          5,655    District of Columbia Refunding, Series D                         (A)           1.980               5,655,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   DISTRICT OF COLUMBIA--(CONCLUDED)
$        10,000    District of Columbia Revenue
                     (Foundation for Jewish Campus Life)                            (A)           2.000%     $       10,000,000
         25,000    District of Columbia Revenue
                     (George Washington University),
                     Series B                                                       (A)           2.000              25,000,000
         17,255    District of Columbia Revenue
                     (Pooled Loan Program), Series A                                (A)           2.000              17,255,000
          9,100    District of Columbia, Series D-1                                 (A)           1.960               9,100,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     85,075,000
-------------------------------------------------------------------------------------------------------------------------------

   FLORIDA--4.11%
          5,890    Dade County Industrial Development
                     Authority (Dolphins Stadium Project),
                     Series B                                                       (A)           1.980               5,890,000
          6,980    Florida Housing Finance Agency,
                     Multi-Family Housing Revenue
                     (Housing Lakeside), Series B                                   (A)           2.040               6,980,000
          6,300    Florida Housing Finance Agency
                     (Parrots Landing Project), Series A                            (A)           1.900               6,300,000
          2,500    Highlands County Florida Health
                     Facilities Authority Revenue
                     (Adventist Health Systems), Series B                           (A)           2.000               2,500,000
          8,000    Jacksonville Health Facilities Authority
                     Hospital Revenue, Series A                                     (A)           2.220               8,000,000
          8,485    Lee County Housing Finance Authority,
                     Multi-Family Housing Revenue
                     Refunding (Forestwood Apartments
                     Project), Series A                                             (A)           1.970               8,485,000
         12,900    Nassau County Pollution Control
                     Revenue (Rayonier Project)                                     (A)           1.980              12,900,000
          5,700    Palm Beach County Housing Finance
                     Authority Revenue Refunding (Cotton
                     Bay Apartments Project), Series D                              (A)           1.880               5,700,000
          6,400    Palm Beach County Housing Finance
                     Authority Revenue Refunding
                     (Mahogony Bay Apartments Project),
                     Series C                                                       (A)           1.880               6,400,000
         45,965    Sunshine State Governmental Financing                                          1.940 to
                     Commission Revenue                                             (A)           2.000              45,965,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   FLORIDA--(CONCLUDED)
$         4,620    University Athletic Association, Inc.
                     Capital Improvement Revenue
                     (University Florida Stadium Project)                           (A)           2.250%     $        4,620,000
         14,500    University of South Florida
                     Foundation, Inc.                                               (A)           1.920              14,500,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    128,240,000
-------------------------------------------------------------------------------------------------------------------------------

   GEORGIA--5.01%
          4,790    Athens-Clarke County Unified
                     Government Development Authority
                     Revenue (UGA Real Estate Funding
                     Project)                                                       (A)           2.000               4,790,000
          6,000    Atlanta Airport General Revenue
                     Refunding, Series C-3                                          (A)           1.990               6,000,000
         26,965    Burke County Development Authority
                     Pollution Control Revenue (Oglethorpe                                        1.990 to
                     Power Corp.), Series A                                         (A)           2.000              26,965,000
         14,300    De Kalb County Housing Authority,
                     Multi-Family Housing Revenue
                     Refunding (Post Walk Project)                                  (A)           2.000              14,300,000
         15,935    De Kalb County Housing Authority,
                     Multi-Family Housing Revenue
                     Refunding (Wood Terrace
                     Apartments Project)                                            (A)           2.010              15,935,000
          5,030    De Kalb Private Hospital Authority
                     Revenue Anticipation Certificates
                     (ESR Childrens Health), Series B                               (A)           1.980               5,030,000
         27,600    Fulton County Housing Authority,
                     Multi-Family Housing Revenue
                     Refunding (Spring Creek Crossing)                              (A)           1.990              27,600,000
         10,400    Gwinnett County Housing Authority,
                     Multi-Family Housing Revenue
                     (Greens Apartments Project)                                    (A)           2.000              10,400,000
          6,000    Gwinnett County Housing Authority,
                     Multi-Family Housing Revenue
                     (Post Chase Project)                                           (A)           2.000               6,000,000
         13,150    Gwinnett County Housing Authority,
                     Multi-Family Housing Revenue
                     (Post Court Project)                                           (A)           2.000              13,150,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   GEORGIA--(CONCLUDED)
$        16,000    Municipal Electric Authority of Georgia
                     (General Resolution Projects), Series C                        (A)           1.960%     $       16,000,000
         10,000    Municipal Electric Authority of Georgia
                     (Project One Subordination),
                     Series D                                                       (A)           1.960              10,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    156,170,000
-------------------------------------------------------------------------------------------------------------------------------

   IDAHO--0.25%
          7,930    Power County Pollution Control Revenue
                     (FMC Corp. Project)                                            (A)           2.150               7,930,000
-------------------------------------------------------------------------------------------------------------------------------

   ILLINOIS--10.59%
          5,400    Chicago Board of Education, Series C-1                           (A)           2.170               5,400,000
         20,000    Chicago Metropolitan Water
                     Reclamation District, Capital
                     Improvement, Series E                                          (A)           1.970              20,000,000
         31,800    Chicago Metropolitan Water
                     Reclamation District Refunding,
                     Series A                                                       (A)           1.970              31,800,000
         26,500    Chicago Metropolitan Water
                     Reclamation District Refunding,
                     Series B                                                       (A)           1.970              26,500,000
         22,745    Chicago (Neighborhoods Alive),
                     Series 21-B                                                    (A)           1.970              22,745,000
         53,050    Chicago O'Hare International Airport
                     Revenue, Series C                                              (A)           2.000              53,050,000
         16,020    Illinois Development Finance Authority,
                     Multi-Family Housing Revenue
                     Refunding (Orleans Illinois Project)                           (A)           2.000              16,020,000
         11,400    Illinois Development Finance Authority
                     Revenue (Chicago Symphony
                     Orchestra)                                                     (A)           1.970              11,400,000
          7,800    Illinois Development Finance Authority
                     Revenue (Evanston Northwestern),
                     Series A                                                       (A)           2.000               7,800,000
         14,100    Illinois Development Finance Authority
                     Revenue (Francis W. Parker School
                     Project)                                                       (A)           1.980              14,100,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   ILLINOIS--(CONCLUDED)
$        24,800    Illinois Development Finance Authority
                     Revenue (St. Vincent De Paul Project),
                     Series A                                                       (A)           1.960%     $       24,800,000
         10,000    Illinois Educational Facilities Authority
                     Revenue (ACI/Cultural Pooled Financing)                        (A)           2.000              10,000,000
          8,000    Illinois Health Facilities Authority
                     Revenue (Pooled Loan), Series C                                (A)           2.000               8,000,000
         27,815    Illinois Health Facilities Authority
                     Revenue Refunding (Advocate Health
                     Care), Series B                                                (A)           2.020              27,815,000
         50,900    Illinois Toll & Highway Authority                                (A)           1.960              50,900,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    330,330,000
-------------------------------------------------------------------------------------------------------------------------------

   INDIANA--4.48%
          8,200    Indiana Educational Facilities Authority
                     Revenue (University of Notre Dame)                             (A)           1.920               8,200,000
            300    Indiana Health Facility Financing
                     Authority Hospital Revenue (Aces
                     Deaconess Hospital, Inc.)                                      (A)           1.980                 300,000
         13,815    Indiana Health Facility Financing
                     Authority Hospital Revenue (Aces
                     Rehabilitation Hospital)                                       (A)           1.980              13,815,000
          8,000    Indiana Health Facility Financing
                     Authority Revenue (Ascension Health
                     Credit Group), Series A-2                                      (A)           1.730               8,000,000
         82,600    Indiana Health Facility Financing
                     Authority Revenue (Ascension Health
                     Credit Group), Series B                                        (A)           1.950              82,600,000
         10,000    Indianapolis Local Public Improvement
                     Bond Bank Notes, Series E                                    01/06/05        2.000              10,000,912
          7,165    Indianapolis Local Public Improvement
                     Bond Bank Notes, Series F                                    01/06/05        2.000               7,165,653
          9,640    Indianapolis Local Public Improvement
                     Bond Bank Notes, Series F-2                                    (A)           1.960               9,640,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    139,721,565
-------------------------------------------------------------------------------------------------------------------------------

   IOWA--1.23%
         20,300    Iowa Finance Authority Revenue
                     (Wheaton Franciscan), Series B                                 (A)           1.960              20,300,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   IOWA--(CONCLUDED)
$        18,100    Iowa Higher Education Loan Authority
                     Revenue (Aces Education Loan Private
                     College)                                                       (A)           2.030%     $       18,100,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     38,400,000
-------------------------------------------------------------------------------------------------------------------------------

   KENTUCKY--0.22%
          6,710    Lexington-Fayette Urban County Government
                     Educational Facilities Revenue
                     (Sayre School)                                                 (A)           2.030               6,710,000

   LOUISIANA--0.97%
         14,090    Louisiana Public Facilities Authority
                     Revenue (College and University
                     Equipment and Capital), Series A                               (A)           2.000              14,090,000
         16,100    South Louisiana Port Commission
                     Marine Terminal Facilities Revenue
                     (Occidental Petroleum)                                         (A)           2.020              16,100,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     30,190,000
-------------------------------------------------------------------------------------------------------------------------------

   MARYLAND--3.84%
         13,770    Baltimore County Revenue (Oak Crest
                     Village, Inc. Project), Series A                               (A)           1.990              13,770,000
         18,150    Baltimore Industrial Development
                     Authority (Baltimore Capital
                     Acquisition)                                                   (A)           1.980              18,150,000
         28,900    Maryland Health & Higher Educational
                     Facilities Authority (Pooled Loan
                     Program), Series A                                             (A)           1.960              28,900,000
         43,575    Maryland Health & Higher Educational
                     Facilities Authority (Pooled Loan
                     Program), Series B                                             (A)           1.980              43,575,000
         15,565    Maryland Health & Higher Educational
                     Facilities Authority (Pooled Loan
                     Program), Series D                                             (A)           1.980              15,565,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    119,960,000
-------------------------------------------------------------------------------------------------------------------------------

   MASSACHUSETTS--9.12%
         32,999    Ashburnham & Westminister Regional
                     School District Bond Anticipation
                     Notes                                                        06/17/05        3.000              33,193,393

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   MASSACHUSETTS--(CONCLUDED)
$        10,200    Boston Water & Sewer Commission
                     Revenue, Series A                                              (A)           1.910%     $       10,200,000
          4,100    Danvers Bond Anticipation Notes                                03/18/05        1.750               4,102,067
          8,000    Dedham Bond Anticipation Notes                                 06/01/05        3.000               8,045,176
          1,800    Massachusetts Health & Educational
                     Facilities Authority Revenue (Capital
                     Asset Program), Series B                                       (A)           2.160               1,800,000
         25,000    Massachusetts Health & Educational
                     Facilities Authority Revenue (Harvard
                     Vanguard Medical Associates)                                   (A)           1.980              25,000,000
         15,510    Massachusetts Health & Educational
                     Facilities Authority Revenue (Partners
                     Healthcare System), Series P-1                                 (A)           1.950              15,510,000
         14,650    Massachusetts Health & Educational
                     Facilities Authority Revenue (Partners
                     Healthcare System), Series P-2                                 (A)           1.980              14,650,000
         24,950    Massachusetts Water Resources
                     Authority Refunding (General
                     Multi-Modal), Series B                                         (A)           1.950              24,950,000
         43,900    Massachusetts Water Resources
                     Authority Refunding (General
                     Multi-Modal), Series C                                         (A)           1.950              43,900,000
         25,000    Massachusetts Water Resources
                     Authority Refunding (General
                     Multi-Modal), Series D                                         (A)           1.950              25,000,000
          4,000    North Andover Bond Anticipation Notes                          07/06/05        3.000               4,026,040
         15,000    Old Rochester Regional School District
                     Bond Anticipation Notes                                      02/18/05        2.000              15,002,817
         37,800    Route 3 North Transport Improvement
                     Associates Lease Revenue (Demand
                     Obligation Bond), Series B                                     (A)           1.950              37,800,000
         21,300    Webster Bond Anticipation Notes                                01/28/05        2.000              21,314,061
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    284,493,554
-------------------------------------------------------------------------------------------------------------------------------

   MICHIGAN--1.62%
         16,800    Michigan Housing Development
                     Authority, Series 2000-A                                       (A)           2.000              16,800,000
          8,200    Michigan State Grant Anticipation
                     Notes, Series B                                                (A)           1.970               8,200,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   MICHIGAN--(CONCLUDED)
$         5,400    Northville Township Economic
                     Development Corp. Ltd., Obligation
                     Revenue (Thrifty Northville, Inc. Project)                     (A)           1.990%     $        5,400,000
          9,650    University of Michigan Revenue
                     Refunding (University Hospital),
                     Series A-2                                                     (A)           2.150               9,650,000
         10,455    University of Michigan Revenue
                     Refunding (University Medical Service
                     Plan), Series A-1                                              (A)           2.150              10,455,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     50,505,000
-------------------------------------------------------------------------------------------------------------------------------

   MISSISSIPPI--0.35%
         11,000    Harrison County Pollution Control
                     Revenue (DuPont)                                               (A)           2.150              11,000,000
-------------------------------------------------------------------------------------------------------------------------------

   MISSOURI--2.14%
         13,600    Missouri Health & Educational Facilities
                     Authority Revenue (Assemblies of
                     God College)                                                   (A)           2.000              13,600,000
         13,010    Missouri Health & Educational Facilities
                     Authority Revenue (Barnes Hospital
                     Project)                                                       (A)           2.000              13,010,000
         10,000    Missouri Health & Educational Facilities
                     Authority Revenue (Lutheran Church)                            (A)           2.180              10,000,000
          5,570    St. Charles County Industrial
                     Development Authority Revenue
                     Refunding (Casalon Apartments
                     Project)                                                       (A)           1.980               5,570,000
         20,510    University of Missouri Revenue
                     (University Systems Facilities), Series A                      (A)           2.190              20,510,000
          4,200    University of Missouri Revenue
                     (University Systems Facilities), Series B                      (A)           2.190               4,200,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     66,890,000
-------------------------------------------------------------------------------------------------------------------------------

   NEBRASKA--0.36%
         11,100    Nebhelp Increase Revenue
                     (Multiple-Mode), Series E                                      (A)           2.050              11,100,000
-------------------------------------------------------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   NEVADA--1.41%
$        10,000    Clark County Airport Improvement
                     Revenue Refunding, Series A                                    (A)           1.960%     $       10,000,000
         34,150    Clark County Airport Improvement
                     Revenue (Sub Lien), Series A-1                                 (A)           1.960              34,150,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     44,150,000
-------------------------------------------------------------------------------------------------------------------------------

   NEW HAMPSHIRE--0.63%
         13,800    New Hampshire Business Finance
                     Authority Resource Recovery Revenue
                     (Wheelabrator), Series A                                       (A)           1.980              13,800,000
          5,815    New Hampshire Higher Educational & Health
                     Facilities Authority Revenue (Mary
                     Hitchcock), Series 85-H                                        (A)           1.980               5,815,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     19,615,000
-------------------------------------------------------------------------------------------------------------------------------

   NEW JERSEY--1.18%
         12,997    Edison Township Bond Anticipation
                     Notes                                                        06/22/05        3.000              13,075,273
          5,800    Haddonfield Bond Anticipation Notes                            02/25/05        2.750               5,810,711
         17,860    Salem County Improvement Authority
                     Revenue (Friends Home
                     Woodstown, Inc.)                                               (A)           1.970              17,860,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     36,745,984
-------------------------------------------------------------------------------------------------------------------------------

   NEW MEXICO--0.18%
          5,465    University of New Mexico, University
                     Revenue                                                        (A)           1.960               5,465,000
-------------------------------------------------------------------------------------------------------------------------------

   NEW YORK--2.14%
         10,000    New York City Industrial Development
                     Agency Revenue (Liberty 1 Bryant
                     Park LLC), Series B                                            (A)           2.170              10,000,000
         13,000    New York City Municipal Water Finance
                     Authority Water & Sewer Systems
                     Revenue, Subseries C-1                                         (A)           2.200              13,000,000
         16,500    New York City, Subseries H-2                                     (A)           1.960              16,500,000
         11,000    New York City, Subseries J-2                                     (A)           1.980              11,000,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   NEW YORK--(CONCLUDED)
$        16,200    New York State Housing Finance
                     Agency Revenue (North End Ave.
                     Housing), Series A                                             (A)           1.980%     $       16,200,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     66,700,000
-------------------------------------------------------------------------------------------------------------------------------

   NORTH CAROLINA--3.98%
          9,800    Charlotte Certificates of Participation
                     (Government Facilities Authority),
                     Series F                                                       (A)           2.000               9,800,000
         18,810    Charlotte Water & Sewer Systems
                     Revenue Refunding, Series C                                    (A)           1.970              18,810,000
         20,600    Concord Utilities Systems Revenue
                     Refunding, Series B                                            (A)           1.960              20,600,000
         10,300    Fayetteville Public Works Commission
                     Revenue Refunding, Series A                                    (A)           1.970              10,300,000
         11,760    North Carolina Educational Facility
                     Finance Agency Revenue (Elon College)                          (A)           1.980              11,760,000
          6,250    North Carolina Educational Facility
                     Finance Agency Revenue
                     (Providence Day)                                               (A)           2.000               6,250,000
         21,600    North Carolina Medical Care Community
                     Hospital Revenue (Aces-Pooled
                     Equipment Financing Project)                                   (A)           1.980              21,600,000
         10,000    North Carolina Public Improvement
                     Bond, Series F                                                 (A)           1.950              10,000,000
         15,000    North Carolina Refunding, Series B                               (A)           1.950              15,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    124,120,000
-------------------------------------------------------------------------------------------------------------------------------

   OHIO--4.42%
         15,000    Cleveland-Cuyahoga County Port
                     Authority Revenue (Euclid/93rd Garage
                     Office)                                                        (A)           2.000              15,000,000
         18,900    Columbus Sewer Revenue Refunding                                 (A)           1.990              18,900,000
         27,240    Franklin County Hospital Revenue
                     Refunding (U.S. Health Corp.),
                     Series A                                                       (A)           1.970              27,240,000
         10,400    Franklin County Hospital Revenue
                     Subordinated (Doctors Ohio Health),
                     Series B                                                       (A)           1.980              10,400,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   OHIO--(CONCLUDED)
$         7,925    Grove City Infrastructure Construction
                     Notes                                                        06/23/05        3.000%     $        7,970,375
          7,240    Mahoning County Housing Revenue
                     (Youngstown State University Project)                          (A)           1.950               7,240,000
         14,200    Ohio Air Quality Development
                     Authority Revenue Refunding
                     (Ohio Edison Project), Series A                                (A)           1.980              14,200,000
          7,000    Ohio Higher Educational Facilities
                     Revenue (Case Western Reserve
                     Project), Series A                                             (A)           2.150               7,000,000
         29,900    Ohio Water Development Authority
                     Revenue Refunding (Water
                     Development Project)                                           (A)           1.950              29,900,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    137,850,375
-------------------------------------------------------------------------------------------------------------------------------

   OREGON--0.21%
          6,700    Portland Multi-Family Revenue (South
                     Park Block Project), Series A                                  (A)           2.000               6,700,000
-------------------------------------------------------------------------------------------------------------------------------

   PENNSYLVANIA--5.90%
         14,380    Delaware County Authority Hospital
                     Revenue (Crozer-Chester Medical
                     Center)                                                        (A)           1.990              14,380,000
         45,450    Delaware Valley Regional Finance
                     Authority (Local Government Revenue)                           (A)           1.980              45,450,000
          8,300    Delaware Valley Regional Finance
                     Authority (Local Government
                     Revenue), Series C                                             (A)           1.980               8,300,000
         25,790    Lancaster County Hospital Authority
                     Revenue (Health Center, Masonic
                     Homes Project)                                                 (A)           1.990              25,790,000
         10,000    Pennsylvania Higher Educational
                     Facilities Authority Revenue
                     (University of Pittsburgh Health
                     Services), Series C                                            (A)           2.030              10,000,000
          9,700    Pennsylvania Higher Educational
                     Facilities Authority Revenue
                     Refunding (Carnegie Mellon University),
                     Series A                                                       (A)           2.190               9,700,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   PENNSYLVANIA--(CONCLUDED)
$         9,600    Philadelphia Authority for Industrial
                     Development Revenue (Regional
                     Performing Arts Center Project)                                (A)           1.980%     $        9,600,000
         16,000    Philadelphia Hospital & Higher Education
                     Facilities Authority Revenue (Children's
                     Hospital Project), Series D                                    (A)           2.190              16,000,000
         11,470    Philadelphia Hospital & Higher Education
                     Health Systems (Jefferson Health
                     Project), Series B                                             (A)           1.080              11,470,000
         19,200    University of Pittsburgh of the
                     Commonwealth Systems of Higher
                     Education (University Capital Project),
                     Series A                                                       (A)           2.000              19,200,000
         14,220    York General Authority Revenue (Pooled
                     Financing Subordinated), Series B                              (A)           1.990              14,220,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    184,110,000
-------------------------------------------------------------------------------------------------------------------------------

   SOUTH CAROLINA--3.54%
          3,715    Lexington & Richland Counties South
                     Carolina School District No. 005                             03/01/05        2.500               3,720,808
         27,800    Piedmont Municipal Power Agency,
                     South Carolina Electric Revenue
                     Refunding, Series A                                            (A)           2.000              27,800,000
         10,000    Piedmont Municipal Power Agency,
                     South Carolina Electric Revenue
                     Refunding, Series B                                            (A)           2.000              10,000,000
         10,300    Piedmont Municipal Power Agency,
                     South Carolina Electric Revenue
                     Refunding, Subseries B-2                                       (A)           2.000              10,300,000
         10,000    Rock Hill Utility Systems Revenue, Series B                      (A)           1.900              10,000,000
         10,000    South Carolina Educational Facilities
                     Authority for Private Nonprofit
                     Institutions Refunding & Improvement
                     (Anderson)                                                     (A)           2.000              10,000,000
         19,380    South Carolina Jobs-Economic
                     Development Authority (Coastal
                     Carolina University Project), Series A                         (A)           1.990              19,380,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   SOUTH CAROLINA--(CONCLUDED)
$        12,730    South Carolina Jobs-Economic
                     Development Authority, Hospital
                     Facilities Revenue (Orangeburg
                     Medical Center)                                                (A)           1.960%     $       12,730,000
          6,400    Three Rivers Solid Waste Authority,
                     Solid Waste Disposal Facilities
                     Revenue Bond Anticipation Notes                              06/01/05        3.000               6,428,273
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    110,359,081
-------------------------------------------------------------------------------------------------------------------------------

   TENNESSEE--1.74%
          4,000    Metropolitan Government Nashville &
                     Davidson County, Health &
                     Educational Facilities Board Revenue
                     (Ascension Health Credit Group),
                     Series B-2                                                     (A)           1.200               4,000,000
          9,535    Metropolitan Government Nashville &
                     Davidson County, Health &
                     Educational Facilities Board Revenue
                     (Vanderbilt University)                                        (A)           1.950               9,535,000
         14,235    Metropolitan Government Nashville &
                     Davidson County, Industrial
                     Development Refunding (David
                     Lipscomb University Project)                                   (A)           2.000              14,235,000
          6,125    Montgomery County Public Building
                     Authority Revenue, Financing
                     Government Obligation (Pooled Loan)                            (A)           2.000               6,125,000
          6,720    Shelby County, Series A                                          (A)           2.000               6,720,000
          5,300    Signal Mountain Health Educational &
                     Housing Facilities Board Revenue
                     Refunding (Alexian Village)                                    (A)           1.990               5,300,000
          8,510    Tusculum Health Educational & Housing
                     Board, Educational Facilities Revenue
                     (Tusculum College Project)                                     (A)           2.000               8,510,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     54,425,000
-------------------------------------------------------------------------------------------------------------------------------

   TEXAS--5.52%
         10,160    Guadalupe-Blanco River Authority
                     Pollution Control Revenue Refunding
                     (Central Power & Light Co. Project)                            (A)           2.150              10,160,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   TEXAS--(CONCLUDED)
$        19,975    Harris County Health Facilities
                     Development Corp. Revenue
                     (Methodist Hospital)                                           (A)           2.200%     $       19,975,000
          5,900    Port Arthur Navigation District Refunding
                     (Texaco, Inc. Project)                                         (A)           2.180               5,900,000
          7,050    Tarrant County Housing Finance Corp.
                     Revenue Refunding (Multi-Family
                     Housing Apartments Project)                                    (A)           2.050               7,050,000
         19,320    Texas State (Veterans Housing Assistance),
                     Fund I                                                         (A)           1.960              19,320,000
         60,000    Texas Tax & Revenue Anticipation Notes                         08/31/05        3.000              60,547,891
         24,165    Texas Turnpike Authority Central Texas
                     Turnpike System Revenue, First Tier,
                     Series B                                                       (A)           1.960              24,165,000
         25,000    University of Houston University
                     Revenue Construction Systems                                 01/20/05        2.000              25,008,323
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    172,126,214
-------------------------------------------------------------------------------------------------------------------------------

   UTAH--0.25%
          7,900    Salt Lake County Pollution Control
                     Revenue Refunding (Service Station
                     Holdings Project)                                              (A)           2.180               7,900,000
-------------------------------------------------------------------------------------------------------------------------------

   VIRGINIA--0.59%
         11,545    Fairfax County Economic Development
                     Authority Revenue (Smithsonian
                     Institution), Series A                                         (A)           1.930              11,545,000
          7,000    Norfolk Industrial Development Authority
                     Revenue (Hospital Facilities Childrens
                     Project)                                                       (A)           2.000               7,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     18,545,000
-------------------------------------------------------------------------------------------------------------------------------

   WASHINGTON--4.80%
         23,000    Energy Northwest Washington Electric
                     Revenue Refunding (Project No. 3),
                     Series D-3-1                                                   (A)           1.970              23,000,000
         22,200    King County Sewer Revenue
                     (Junior Lien), Series B                                        (A)           2.000              22,200,000
          5,100    Port of Vancouver                                                (A)           2.000               5,100,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

   WASHINGTON--(CONCLUDED)
$         9,000    Seattle Municipal Light & Power Revenue                          (A)           1.920%     $        9,000,000
         35,370    Snohomish County Public Utility
                     District No. 001 Electric Revenue
                     Refunding (Generation Systems),
                     Series A                                                       (A)           1.970              35,370,000
          7,800    Snohomish County Public Utility
                     District No. 001 Electric Revenue
                     Refunding (Generation Systems),
                     Series A-2                                                     (A)           1.970               7,800,000
         10,000    Tulalip Tribes of The Tulalip Reservation
                     Special Revenue Refunding                                      (A)           2.050              10,000,000
         23,960    Washington Public Power Supply
                     Systems Nuclear Project No. 1
                     Revenue Refunding, Series 1A-2                                 (A)           1.970              23,960,000
         13,420    Washington Public Power Supply
                     Systems Nuclear Project No. 3
                     Electric Revenue Refunding, Series 3A                          (A)           2.000              13,420,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    149,850,000
-------------------------------------------------------------------------------------------------------------------------------

   WISCONSIN--0.64%
         10,000    Wisconsin Center District Tax Revenue,
                     Series A                                                       (A)           1.980              10,000,000
         10,000    Wisconsin Health & Education Facilities
                     Authority Revenue (Wheaton
                     Franciscan Services)                                           (A)           1.980              10,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     20,000,000
-------------------------------------------------------------------------------------------------------------------------------

   WYOMING--0.95%
         29,700    Sweetwater County Pollution Control
                     Revenue Refunding (Pacificorp
                     Project), Series A                                             (A)           1.980              29,700,000
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$2,957,411,773)                                                            2,957,411,773
-------------------------------------------------------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--10.47%

   ARIZONA--1.37%
$        32,675    City of Phoenix, Civic Improvement                             02/11/05 to     1.450 to
                     Corp. Water System Revenue                                   04/15/05        1.750%     $       32,675,000
         10,000    Salt River Agricultural Improvement                            02/09/05        1.820              10,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     42,675,000
-------------------------------------------------------------------------------------------------------------------------------

   CALIFORNIA--0.41%
         12,800    California Statewide Community
                     Development Authority                                        02/23/05        1.860              12,800,000
-------------------------------------------------------------------------------------------------------------------------------

   COLORADO--0.32%
         10,000    Colorado Health Facility Authority                             01/19/05        1.770              10,000,000
-------------------------------------------------------------------------------------------------------------------------------

   FLORIDA--0.72%
         16,000    Jacksonville Electric Authority                                03/03/05        1.750              16,000,000
          6,500    Pinellas County Educational Facility Pool                      01/14/05        1.860               6,500,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     22,500,000
-------------------------------------------------------------------------------------------------------------------------------

   ILLINOIS--1.89%
         34,000    Illinois Educational Facilities Authority                      01/19/05 to     1.300 to
                     Revenue                                                      01/24/05        1.520              34,000,000
         10,000    Illinois Educational Facilities Authority
                     Revenue (Field Museum)                                       01/05/05        1.300              10,000,000
         15,000    Illinois Health Facilities Authority                           02/24/05        1.700              15,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     59,000,000
-------------------------------------------------------------------------------------------------------------------------------

   LOUISIANA--0.45%
         13,970    Louisiana Offshore Terminal Authority
                     Deepwater Port Revenue Refunding
                     (Loop, Inc. First Stage), Series A                           02/17/05        1.780              13,970,000
-------------------------------------------------------------------------------------------------------------------------------

   MARYLAND--0.48%
         15,000    John Hopkins University                                        01/13/05        1.300              15,000,000
-------------------------------------------------------------------------------------------------------------------------------

   NEVADA--0.27%
          8,300    Clark County Regional Flood Control                            02/22/05        1.870               8,300,000
-------------------------------------------------------------------------------------------------------------------------------

   NEW YORK--0.83%
         15,800    New York State Dormitory Authority
                     Revenue                                                      01/11/05        1.850              15,800,000
         10,000    New York State Power Authority                                 02/10/05        1.770              10,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     25,800,000
-------------------------------------------------------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)

   NORTH CAROLINA--0.70%
$        22,000    Union County                                                   01/14/05 to     1.300 to
                                                                                  01/26/05        1.500%     $       22,000,000
-------------------------------------------------------------------------------------------------------------------------------

   PUERTO RICO--0.42%
         13,000    Government Development Bank of
                     Puerto Rico                                                  03/21/05        1.900              13,000,000
-------------------------------------------------------------------------------------------------------------------------------

   SOUTH CAROLINA--0.48%
         15,000    South Carolina Public Service Authority                        01/27/05        1.870              15,000,000
-------------------------------------------------------------------------------------------------------------------------------

   TENNESSEE--0.32%
         10,000    Montgomery County Bond
                     Anticipation Notes                                           01/25/05        1.850              10,000,000
-------------------------------------------------------------------------------------------------------------------------------

   TEXAS--1.62%
         16,800    City of Houston                                                01/12/05        1.750              16,800,000
          4,876    Dallas Waterworks and Sewer System,
                     Series B                                                     02/10/05        1.750               4,876,000
         15,000    Houston Utility Systems Revenue                                01/18/05        1.840              15,000,000
         14,000    North Central Texas Health Facilities
                     Development Corp., (Methodist
                     Hospital)                                                    03/07/05        1.870              14,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     50,676,000
-------------------------------------------------------------------------------------------------------------------------------

   WASHINGTON--0.19%
          6,000    Port of Tacoma                                                 03/08/05        1.850               6,000,000
-------------------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$326,721,000)                                                              326,721,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$3,284,132,773 which
  approximates cost for federal income tax
  purposes)--105.26%                                                                                              3,284,132,773
-------------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(5.26)%                                                                     (164,069,195)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 3,120,798,992 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                                                  $    3,120,063,578
-------------------------------------------------------------------------------------------------------------------------------

(A) Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2004, and reset periodically.

                      Weighted average maturity -- 17 days

                 See accompanying notes to financial statements

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS -- DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--94.79%

$         8,500    California, Daily Kindergarten Universal,
                     Series A-1                                                     (A)           2.160%     $        8,500,000
          8,400    California, Daily Kindergarten Universal,
                     Series A-2                                                     (A)           2.200               8,400,000
          5,500    California, Daily Kindergarten Universal,
                     Series A-5                                                     (A)           2.130               5,500,000
          8,000    California Department of Veteran
                     Affairs Home Purchase, Subseries A-2                           (A)           1.950               8,000,000
         10,000    California Department of Water
                     Resources Power Supply Revenue
                     (Putters), Series 344                                          (A)           2.020              10,000,000
         11,200    California Department of Water
                     Resources Power Supply Revenue,
                     Series B-1                                                     (A)           2.200              11,200,000
         17,100    California Department of Water
                     Resources Power Supply Revenue,
                     Series B-2                                                     (A)           2.250              17,100,000
            300    California Department of Water
                     Resources Power Supply Revenue,
                     Series B-3                                                     (A)           2.170                 300,000
          2,300    California Department of Water
                     Resources Power Supply Revenue,
                     Series B-4                                                     (A)           2.130               2,300,000
          5,000    California Department of Water
                     Resources Power Supply Revenue,
                     Series C-8                                                     (A)           1.960               5,000,000
          5,000    California Department of Water
                     Resources Power Supply Revenue,
                     Series C-14                                                    (A)           1.980               5,000,000
         14,300    California Economic Recovery, Series C-8                         (A)           2.170              14,300,000
          5,700    California Economic Recovery, Series C-15                        (A)           1.980               5,700,000
          1,950    California Educational Facilities Authority
                     (Foundation for Educational
                     Achievement), Series A                                         (A)           1.970               1,950,000
         17,600    California Health Facilities Financing
                     Authority (Catholic Health Facilities),
                     Series J                                                       (A)           1.960              17,600,000
         15,000    California Health Facilities Financing
                     Authority (Catholic Health Facilities),
                     Series K                                                       (A)           1.980              15,000,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         8,704    California Health Facilities Financing
                     Authority (Floating Pooled Loan
                     Program), Series B                                             (A)           2.000%     $        8,704,000
         14,600    California Health Facilities Financing
                     Authority (Hospital Adventist Health                                         1.990 to
                     Systems), Series A                                             (A)           2.200              14,600,000
          7,250    California Health Facilities Financing
                     Authority (Sutter Health), Series B                            (A)           2.130               7,250,000
         15,500    California Infrastructure & Economic
                     Development Revenue (Buck Institute
                     Age Research)                                                  (A)           1.960              15,500,000
         15,600    California Infrastructure & Economic
                     Development Revenue (Independent
                     Systems Operation Corp. Project),
                     Series B                                                       (A)           1.980              15,600,000
         10,100    California Infrastructure & Economic
                     Development Revenue (Independent
                     Systems Operation Corp. Project),
                     Series C                                                       (A)           1.960              10,100,000
          5,000    California, Series C-1                                           (A)           1.980               5,000,000
          9,800    California Statewide Communities
                     Development Authority (Biola
                     University), Series B                                          (A)           1.980               9,800,000
         10,000    California Statewide Communities
                     Development Authority (Kaiser
                     Permanente), Series E                                          (A)           1.080              10,000,000
          3,400    California Statewide Communities
                     Development Authority (Kaiser
                     Permanente), Series M                                          (A)           2.000               3,400,000
          1,300    California Statewide Communities
                     Development Authority Pollution
                     Control Revenue (Chevron USA Inc.
                     Project)                                                       (A)           2.140               1,300,000
         20,725    California Transit Financing Authority                           (A)           2.000              20,725,000
          6,900    California, Weekly Kindergarten
                     Universal Public, Series A-9                                   (A)           1.970               6,900,000
         10,210    Alameda Contra Costa Schools
                     Financing Authority Certificates of
                     Participation (Capital Improvement
                     Financing Projects), Series A                                  (A)           2.030              10,210,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         6,995    Anaheim Certificates of Participation,
                     Adjusted 1993 Refunding Projects                               (A)           1.940%     $        6,995,000
         10,220    Association of Bay Area Governments
                     Finance Authority for Nonprofit
                     Corps. Certificates of Participation
                     (Lucile Salter Packard Project)                                (A)           1.980              10,220,000
          8,000    Bay Area Toll Authority Toll Board
                     (San Francisco Bay Area), Series C                             (A)           1.960               8,000,000
         14,600    Conejo Valley Unified School District
                     Tax and Revenue Anticipation Notes                           06/30/05        2.750              14,664,544
          9,500    Daly City Housing Finance Agency
                     Multi-Family Revenue Refunding
                     (Serramonte Del Ray), Series A                                 (A)           1.960               9,500,000
          8,715    East Bay Municipal Utility District Water
                     Systems Revenue, Subseries A                                   (A)           1.940               8,715,000
         11,000    Fresno Multi-Family Housing Revenue
                     Refunding (Heron Pointe Apartments),
                     Series A                                                       (A)           1.960              11,000,000
          4,100    Grand Terrace Community
                     Redevelopment Agency Multi-Family
                     Housing Revenue (Mount Vernon Villas)                          (A)           1.980               4,100,000
         13,745    Irvine Improvement Bond Act 1915
                     Limited Obligation (Assessment
                     District 85-7-1)                                               (A)           1.980              13,745,000
          5,000    Livermore Certificates of Participation
                     (Refunding and Capital Projects)                               (A)           2.000               5,000,000
          8,100    Los Angeles Community Redevelopment
                     Agency Multi-Family Housing Revenue
                     (Skyline at Southpark Phase II)                                (A)           2.030               8,100,000
          7,000    Los Angeles County Schools Transport
                     (Pooled Financing Program Certificates
                     of Participation), Series A                                  06/30/05        3.500               7,064,177
         12,600    Los Angeles County Transport
                     Commission Sales Tax and Revenue,
                     Series A                                                       (A)           1.940              12,600,000
         12,600    Los Angeles Multi-Family Housing
                     Revenue (Museum Terrace
                     Apartments), Series H                                          (A)           1.930              12,600,000
         13,750    Los Angeles Tax and Revenue
                     Anticipation Notes                                           06/30/05        3.000              13,830,109

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$        13,400    Los Angeles Unified School District
                     Certificates of Participation (Land
                     Acquisition Program), Series D                                 (A)           2.000%     $       13,400,000
         10,000    Los Angeles Water and Power Revenue,
                     Subseries A-1                                                  (A)           1.950              10,000,000
          9,900    Los Angeles Water and Power Revenue,
                     Subseries A-5                                                  (A)           1.950               9,900,000
          6,300    Los Angeles Water and Power Revenue,
                     Subseries B-3                                                  (A)           2.160               6,300,000
         14,100    Los Angeles Water and Power Revenue,
                     Subseries B-6                                                  (A)           2.190              14,100,000
         15,000    Metropolitan Water District Southern
                     California Waterworks Revenue,
                     Series A-1                                                     (A)           1.950              15,000,000
          8,000    Metropolitan Water District Southern
                     California Waterworks Revenue,
                     Series A-2                                                     (A)           1.970               8,000,000
         10,000    Metropolitan Water District Southern
                     California Waterworks Revenue,
                     Series B-1                                                     (A)           1.950              10,000,000
         10,000    Metropolitan Water District Southern
                     California Waterworks Revenue,
                     Series B-2                                                     (A)           1.950              10,000,000
          3,500    Milpitas Unified School District Tax and
                     Revenue Anticipation Notes                                   06/30/05        3.000               3,522,569
          6,795    Moorpark Industrial Development
                     Authority (Fred Kavli and Kavlico Corp.)                       (A)           1.980               6,795,000
          5,300    Newport Beach Revenue (Hoag
                     Memorial Hospital), Series A                                   (A)           2.130               5,300,000
         10,000    Northern California Power Agency
                     Revenue Refunding
                     (Hydroelectric No. 1-A)                                        (A)           1.940              10,000,000
         15,100    Oakland Alameda County Coliseum
                     Authority Lease Revenue                                        (A)           2.000              15,100,000
         12,000    Oakland Alameda County Coliseum
                     Authority Lease Revenue
                     (Coliseum Project), Series C-2                                 (A)           1.950              12,000,000
          6,790    Orange County Apartment
                     Development Revenue
                     (Niguel Village), Series AA                                    (A)           1.970               6,790,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         6,340    Orange County Apartment Development
                     Revenue (Niguel Village), Series U                             (A)           2.050%     $        6,340,000
         13,200    Orange County Apartment Development
                     Revenue (Seaside Meadow), Series C                             (A)           1.940              13,200,000
         11,700    Orange County Apartment Development
                     Revenue (Villas La-Paz), Series F                              (A)           1.980              11,700,000
         17,000    Orange County Water District Revenue
                     Certificates of Participation, Series A                        (A)           1.940              17,000,000
          6,900    Pasadena Certificates of Participation
                     (Rose Bowl Imports Project)                                    (A)           2.000               6,900,000
          8,700    Roseville Electric Systems Revenue
                     Certificates of Participation                                  (A)           1.960               8,700,000
          5,800    Sacramento County Certificates of
                     Participation (Administration Center
                     and Courthouse Project)                                        (A)           2.000               5,800,000
          9,400    San Bernardino County Certificates of
                     Participation (County Center
                     Refinancing Project)                                           (A)           1.960               9,400,000
          4,800    San Bernardino County Multi-Family
                     Revenue Bonds (WLP Mountain View
                     Apartments), Series A                                          (A)           1.980               4,800,000
         16,290    San Diego Metropolitan Transit
                     Development Board Revenue
                     Anticipation Notes                                           01/05/05        2.000              16,291,138
          8,700    San Francisco City and County
                     Redevelopment Agency Multi-Family
                     Housing Revenue (St. Francis Project),
                     Series A                                                       (A)           1.900               8,700,000
          4,000    San Francisco City and County
                     Redevelopment Agency Revenue
                     (Community Facilities District No. 4)                          (A)           2.000               4,000,000
          9,750    San Jose Redevelopment Agency
                     Revenue (Merged Area Redevelopment
                     Project), Series A                                             (A)           1.940               9,750,000
         13,000    San Jose-Santa Clara Water Financing
                     Authority Sewer Revenue, Series B                              (A)           1.940              13,000,000
          6,500    San Leandro Unified School District Tax
                     and Revenue Anticipation Notes                               07/12/05        3.000               6,545,394
          5,000    Santa Clara Financing Authority (VMC
                     Facility Replacement-Project B)                                (A)           1.970               5,000,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$        15,050    Simi Valley Multi-Family Housing Revenue
                     Refunding (Lincoln Wood Ranch)                                 (A)           1.980%     $       15,050,000
          5,300    South Placer Wastewater Authority
                     California Wastewater Revenue,
                     Series B                                                       (A)           1.970               5,300,000
          4,300    Turlock Irrigation District Certificates of
                     Participation (Capital Improvement
                     and Refunding Project)                                         (A)           2.200               4,300,000
         25,000    Western Placer Unified School
                     Certificates of Participation (School
                     Facilities Project), Series A                                  (A)           1.980              25,000,000
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$774,056,931)                                                                774,056,931
-------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--7.42%

          3,500    California Statewide Community
                     Development Authority (Kaiser
                     Permanente)                                                  01/21/05        1.470               3,500,000
          2,000    East Bay Municipal Utility District
                     Water Systems Revenue                                        02/09/05        1.770               2,000,000
          8,500    Los Angeles County Capital                                     02/07/05 to     1.830 to
                     Asset Corp.                                                  03/18/05        1.850               8,500,000
          9,500    San Diego Water Authority                                      01/11/05 to     1.720 to
                                                                                  01/19/05        1.790               9,500,000
          4,000    University of California Regents                               01/20/05        1.830               4,000,000
         33,120    Puerto Rico Commonwealth                                       01/12/05 to     1.450 to
                     Government Development Bank                                  03/30/05        1.830              33,120,000
-------------------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$60,620,000)                                                                60,620,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$834,676,931 which
  approximates cost for federal income tax
  purposes)--102.21%                                                                                                834,676,931
-------------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(2.21)%                                                                      (18,058,876)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 817,031,579 shares
  of beneficial interest outstanding equivalent to $1.00 per share)--100.00%                                 $      816,618,055
-------------------------------------------------------------------------------------------------------------------------------

(A) Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2004 and reset periodically.

                      Weighted average maturity -- 18 days

                 See accompanying notes to financial statements

UBS RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS -- DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--90.77%

$         1,250    New York State Dormitory Authority
                     Revenue (Columbia University),
                     Series A-2                                                   06/08/05        1.600%     $        1,250,000
         24,125    New York State Dormitory Authority                                             1.970 to
                     Revenue (Cornell University), Series B                         (A)           2.210              24,125,000
          8,000    New York State Dormitory Authority
                     Revenue (Mental Health Facilities
                     Improvement), Series F-2B                                      (A)           1.970               8,000,000
         11,400    New York State Dormitory Authority
                     Revenue (Mental Health Services),
                     Subseries D-2A                                                 (A)           1.980              11,400,000
          7,527    New York State Dormitory Authority
                     Revenue (Metropolitan Museum of Art)                           (A)           1.960               7,527,000
          3,240    New York State Dormitory Authority
                     Revenue (Oxford University Press, Inc.)                        (A)           1.960               3,240,000
         12,600    New York State Dormitory Authority
                     Revenue (Wagner College)                                       (A)           1.980              12,600,000
         22,150    New York State Energy Research &
                     Development Authority Pollution
                     Control Revenue (Orange & Rockland
                     Project), Series A                                             (A)           1.940              22,150,000
         12,600    New York State Housing Finance Agency
                     (Normandie Court I Project)                                    (A)           1.970              12,600,000
          5,000    New York State Housing Finance Agency
                     Service Contract Revenue, Series I                             (A)           1.980               5,000,000
          7,800    New York State Local Government
                     Assistance Corp., Series B                                     (A)           1.950               7,800,000
          7,000    New York State Local Government
                     Assistance Corp., Series D                                     (A)           1.950               7,000,000
         10,465    New York State Local Government
                     Assistance Corp., Series G                                     (A)           1.930              10,465,000
          3,000    New York State Power Authority
                     Revenue & General Purpose
                     Obligation Bond                                              03/01/05        1.350               3,000,000
          5,900    New York State Thruway Authority
                     General Revenue, Series C
                     (Pre-refunded with U.S. Government
                     Securities to 01/01/05 @ $102)                               01/01/25        6.000               6,018,000
         15,000    New York State Urban Development Corp.
                     Revenue (State Facilities & Equipment),
                     Subseries A-3-B                                                (A)           1.940              15,000,000
          3,335    Albany Revenue Anticipation Notes                              01/31/05        3.000               3,339,112

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         2,000    Baldwin Union Free School District Tax
                     Anticipation Notes                                           06/29/05        3.000%     $        2,008,188
          5,000    Board Cooperative Educational Services
                     Sole Supervisory District Nassau
                     County, Revenue Anticipation Notes                           06/29/05        3.250               5,031,634
          3,700    Broome County Bond Anticipation Notes                          04/21/05        2.000               3,701,429
          4,300    Clarence Central School District
                     Tax Anticipation Notes                                       06/30/05        3.000               4,327,728
          6,550    Erie County Water Authority                                      (A)           1.940               6,550,000
          4,500    Fayetteville-Manlius New York Central
                     School District Tax Anticipation Notes                       06/24/05        3.000               4,525,921
          2,615    Great Neck North Water Authority
                     Systems Revenue, Series-A                                      (A)           2.000               2,615,000
         10,000    Half Hollow Hills Central School District
                     (Huntington & Babylon)
                     Tax Anticipation Notes                                       06/30/05        3.000              10,046,192
          2,117    Ithaca Bond Anticipation Notes                                 08/05/05        3.000               2,133,447
          5,000    Jay Street Development Corp. New York
                     City Facility Lease Revenue
                     (Jay Street Project), Series A-1                               (A)           1.960               5,000,000
         22,300    Jay Street Development Corp. New York
                     City Facility Lease Revenue
                     (Jay Street Project), Series A-3                               (A)           1.960              22,300,000
          7,000    Long Island Power Authority Electric
                     Systems Revenue, Series D                                      (A)           1.950               7,000,000
          9,650    Long Island Power Authority Electric
                     Systems Revenue, Subseries 1-B                                 (A)           2.200               9,650,000
          3,100    Long Island Power Authority Electric
                     Systems Revenue, Subseries 3-B                                 (A)           2.170               3,100,000
          2,000    Merrick Union Free School District
                     Tax Anticipation Notes                                       06/23/05        3.000               2,011,645
         15,000    Metropolitan Transportation Authority,
                     Series D-1                                                     (A)           1.950              15,000,000
          5,000    Metropolitan Transportation Authority,
                     Subseries A-2                                                  (A)           1.980               5,000,000
          7,490    Monroe County Industrial Development
                     Agency Civic Facilities Revenue
                     Refunding (Nazareth College), Series B                         (A)           2.000               7,490,000
          5,000    Nassau County Interim Finance Authority,
                     Series A                                                       (A)           1.950               5,000,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$        12,000    New Rochelle City School District
                     Tax Anticipation Notes                                       05/06/05        3.000%     $       12,106,330
         19,500    New York City Housing Development
                     Corp. Multi-Family Rental Housing
                     (63 Wall Street), Series A                                     (A)           1.960              19,500,000
          6,000    New York City Housing Development
                     Corp. Multi-Family Rental Housing
                     (90 West Street), Series A                                     (A)           1.950               6,000,000
         15,700    New York City Housing Development
                     Corp. Multi-Family Rental Housing
                     (Parkgate Development), Series A                               (A)           1.950              15,700,000
          6,500    New York City Housing Development
                     Corp. Multi-Family Rental Housing
                     (Queenswood Apartments), Series A                              (A)           1.940               6,500,000
          3,215    New York City Industrial Development
                     Agency Civic Facility Revenue
                     (Church of Heavenly Rest)                                      (A)           1.950               3,215,000
          6,925    New York City Industrial Development
                     Agency Civic Facility Revenue
                     (MSMC Realty Corp. Project)                                    (A)           1.950               6,925,000
         11,100    New York City Industrial Development
                     Agency Revenue (Liberty 1 Bryant
                     Park LLC), Series B                                            (A)           2.170              11,100,000
            500    New York City Municipal Water Finance
                     Authority Water & Sewer Systems
                     Revenue, Series A                                              (A)           2.170                 500,000
         11,000    New York City Municipal Water Finance
                     Authority Water & Sewer Systems
                     Revenue, Series F-1                                            (A)           2.200              11,000,000
          7,100    New York City Trust for Cultural
                     Resources Revenue (American
                     Museum of Natural History), Series A                           (A)           1.940               7,100,000
          5,515    New York City Trust for Cultural
                     Resources Revenue (Asia Society)                               (A)           1.970               5,515,000
          3,400    New York City, Subseries A-4                                     (A)           2.170               3,400,000
          2,000    New York City, Subseries A-6                                     (A)           2.170               2,000,000
          1,600    New York City, Subseries E-5                                     (A)           2.250               1,600,000
          6,650    New York City, Subseries H-1                                     (A)           2.170               6,650,000
          4,100    Niagara Falls Toll Bridge Commission                             (A)           1.940               4,100,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$        14,995    Oneida County Industrial Development
                     Agency Revenue Civic Facilities
                     (Hamilton College)                                             (A)           2.000%     $       14,995,000
          5,000    Oneida Indian Nation                                             (A)           1.970               5,000,000
          5,460    Orange County Industrial Development
                     Agency Civic (Horton Medical Center)                           (A)           1.950               5,460,000
         10,000    Rockland County Revenue Anticipation
                     Notes                                                        03/24/05        1.750              10,006,454
          7,000    Rockland County Tax Anticipation Notes                         03/24/05        2.000               7,012,864
         19,200    Suffolk County Water Authority Bond
                     Anticipation Notes                                             (A)           1.960              19,200,000
          2,500    Syracuse Revenue Anticipation Notes,
                     Series E                                                     06/30/05        3.000               2,514,451
         27,215    Triborough Bridge & Tunnel Authority                                           1.950 to
                     Revenues General Purpose, Series B                             (A)           1.970              27,215,000
          9,033    Yonkers Industrial Development Agency
                     (Consumers Union Facility)                                     (A)           2.000               9,032,645
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$506,353,040)                                                                506,353,040
-------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--13.29%

          4,300    New York State Environmental
                     Facilities Corp.                                             01/21/05        1.830               4,300,000
         13,845    New York State Power Authority                                 01/20/05 to     1.630 to
                                                                                  02/11/05        1.770              13,845,000
          5,000    Long Island Power Authority                                    01/19/05        1.800               5,000,000
         19,500    Metropolitan Transportation Authority                          01/10/05 to     1.230 to
                                                                                  03/09/05        1.790              19,500,000
         31,509    Government Development Bank of                                 01/07/05 to     1.450 to
                     Puerto Rico                                                  03/21/05        1.900              31,509,000
-------------------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$74,154,000)                                                                74,154,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$580,507,040 which
  approximates cost for federal income tax
  purposes)--104.06%                                                                                                580,507,040
-------------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(4.06)%                                                                      (22,672,619)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 557,958,942 shares
  of beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                                  $      557,834,421
-------------------------------------------------------------------------------------------------------------------------------

(A) Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2004 and reset periodically.

                      Weighted average maturity -- 24 days

                 See accompanying notes to financial statements

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS -- DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--94.78%

$         2,400    New Jersey Economic Development
                     Authority (Bayonne Project
                     Improvement), Series B                                         (A)           2.190%     $        2,400,000
          3,170    New Jersey Economic Development
                     Authority (Bayonne Project
                     Improvement), Series C                                         (A)           2.190               3,170,737
          4,500    New Jersey Economic Development
                     Authority (Center for Aging-Applewood)                         (A)           1.950               4,500,000
            790    New Jersey Economic Development
                     Authority (Church and Dwight Co.
                     Project)                                                       (A)           2.000                 790,000
          6,000    New Jersey Economic Development
                     Authority (Crowley Liner Services
                     Project)                                                       (A)           1.950               6,000,000
          1,750    New Jersey Economic Development
                     Authority (Danic Urban Renewal)                                (A)           1.980               1,750,000
          1,500    New Jersey Economic Development
                     Authority (El Dorado Terminals),
                     Series B                                                       (A)           2.190               1,500,000
          3,145    New Jersey Economic Development
                     Authority (Institute of Electrical),
                     Series A                                                       (A)           1.950               3,145,000
            405    New Jersey Economic Development
                     Authority (Kenwood USA Corp. Project)                          (A)           2.000                 405,000
          5,600    New Jersey Economic Development
                     Authority (Lawrenceville School Project),
                     Series B                                                       (A)           2.120               5,600,000
          2,700    New Jersey Economic Development
                     Authority (Stolthaven Project), Series A                       (A)           2.060               2,700,000
          2,000    New Jersey Economic Development
                     Authority (Thermal Energy Limited
                     Partnership)                                                   (A)           2.000               2,000,000
          2,000    New Jersey Economic Development
                     Authority (Transportation),
                     Series N10-Regulation D                                        (A)           2.050               2,000,000
          3,200    New Jersey Economic Development
                     Authority Speciality Facilities Revenue
                     (Port Newark Container LLC)                                    (A)           2.000               3,200,000

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$         1,900    New Jersey Economic Development
                     Authority Water Facilities Revenue
                     Refunding (United Water NJ, Inc.
                     Project), Series B                                             (A)           2.250%     $        1,900,000
          4,625    New Jersey Educational Facilities
                     Authority (College of New Jersey),
                     Series A                                                       (A)           1.950               4,625,000
          2,700    New Jersey Educational Facilities
                     Authority (Princeton University), Series B                     (A)           2.250               2,700,000
          2,000    New Jersey Health Care Facilities
                     Authority (Community Hospital Group),
                     Series A-1                                                     (A)           1.950               2,000,000
          4,770    New Jersey Health Care Facilities
                     Authority (St. Barnabas), Series A                             (A)           1.950               4,770,000
          1,900    New Jersey Health Care Facilities
                     Authority (St. Claire's Hospital),
                     Series A-4                                                     (A)           1.950               1,900,000
          5,800    New Jersey Health Care Facilities
                     Authority (St. Peter's Hospital), Series B                     (A)           1.960               5,800,000
          5,000    New Jersey Health Care Facilities
                     Authority (Variable Capital Health
                     Systems Obligation), Group B                                   (A)           1.950               5,000,000
          2,000    New Jersey Health Care Facilities
                     Authority, Series 943                                          (A)           2.020               2,000,000
          2,320    New Jersey Sports & Exposition
                     Authority, Series B-1                                          (A)           1.900               2,320,000
          4,985    New Jersey Transport Trust Fund
                     Authority, Series 941D                                         (A)           1.990               4,985,000
          4,300    New Jersey Turnpike Authority                                    (A)           1.940               4,300,000
          2,000    New Jersey Turnpike Authority
                     (Putters Series 155)                                           (A)           2.000               2,000,000
          1,000    Cedar Grove Township School District
                     Bond Anticipation Notes                                      08/25/05        3.000               1,008,068
          1,000    Edison Township Bond Anticipation
                     Notes                                                        06/22/05        3.000               1,006,022
          4,655    Glen Rock Bond Anticipation Notes                              05/27/05        3.000               4,679,994
            774    Haddonfield Bond Anticipation Notes                            02/25/05        2.750                 775,406
          1,000    Jersey City Redevelopment Authority
                     Multi-Family Housing (Dixon Mills)                             (A)           1.950               1,000,000
          1,898    Mendham Township Bond Anticipation
                     Notes                                                        06/30/05        3.000               1,910,365

  PRINCIPAL
    AMOUNT                                                                        MATURITY      INTEREST
    (000)                                                                          DATES          RATES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$         1,000    Mercer County Improvement Authority
                     (Atlantic Foundation)                                          (A)           1.940%     $        1,000,000
          1,950    Monmouth County Improvement
                     Authority (Pooled Government Loan
                     Program)                                                       (A)           1.930               1,950,000
          5,495    Port Authority of New York and
                     New Jersey Special Obligation Revenue
                     (Versatile Structure Obligation), Series 3                     (A)           2.170               5,495,000
          4,100    Port Authority of New York and
                     New Jersey Special Obligation Revenue
                     (Versatile Structure Obligation), Series 5                     (A)           2.170               4,100,000
          2,200    Rutgers State University Refunding,
                     Series A                                                       (A)           2.130               2,200,000
          1,750    Rutherford Tax Anticipation Notes                              02/04/05        1.900               1,750,555
          1,525    Salem County Pollution Control Financing
                     Refunding (Atlantic City Electric),
                     Series A                                                       (A)           1.930               1,525,000
          4,000    South Monmouth Regional Sewage
                     Authority Project Notes                                      01/27/05        2.000               4,001,793
          6,000    Union County Improvement Authority
                     (Cedar Glen Housing Corp.), Series A                           (A)           1.980               6,000,000
          3,000    Union County Industrial Pollution
                     Control Financing Authority
                     (Exxon Project)                                                (A)           2.090               3,000,000
          3,300    University of Medicine & Dentistry,
                     Series B                                                       (A)           1.990               3,300,000
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$128,162,940)                                                                128,162,940
-------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--4.88%

          6,600    Puerto Rico Commonwealth
                     Government Development Bank                                 01/11/05 to      1.450 to
                     (cost--$6,600,000)                                          03/21/05         1.900               6,600,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$134,762,940 which
  approximates cost for federal income tax
  purposes)--99.66%                                                                                                 134,762,940
-------------------------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.34%                                                                            464,694
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 135,187,468 shares
  of beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                                  $      135,227,634
-------------------------------------------------------------------------------------------------------------------------------

(A) Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2004 and reset periodically.

                      Weighted average maturity -- 18 days

                 See accompanying notes to financial statements

UBS RMA

STATEMENT OF OPERATIONS

                                                                    FOR THE SIX MONTHS ENDED
                                                                       DECEMBER 31, 2004
                                                                          (UNAUDITED)
                                                               ----------------------------------
                                                                 MONEY MARKET     U.S. GOVERNMENT
                                                                  PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                       $   101,984,351    $     9,795,872
Securities lending income                                                  905             99,428
                                                                   101,985,256          9,895,300
EXPENSES:
Investment advisory and administration fees                         30,198,687          2,588,173
Service fees                                                                --            762,141
Transfer agency and related services fees                            4,138,831            152,106
Custody and accounting                                                 603,986             60,971
Reports and notices to shareholders                                    386,259             20,455
Insurance expense                                                      145,123             34,848
State registration fees                                                102,868             26,837
Directors'/Trustees' fees                                               68,801             12,570
Professional fees                                                       54,046             44,836
Interest expense                                                            --                 --
Other expenses                                                          65,989             10,535
                                                                    35,764,590          3,713,472
Less: Fee waivers by investment advisor and administrator              (42,779)                --
Net expenses                                                        35,721,811          3,713,472
Net investment income                                               66,263,445          6,181,828
Net realized losses from investment activities                      (1,916,210)          (135,562)
Net increase in net assets resulting from operations           $    64,347,235    $     6,046,266

                                                                                  FOR THE SIX MONTHS ENDED
                                                                                      DECEMBER 31, 2004
                                                                                         (UNAUDITED)
                                                             -------------------------------------------------------------------
                                                                                 CALIFORNIA         NEW YORK        NEW JERSEY
                                                                TAX-FREE         MUNICIPAL          MUNICIPAL       MUNICIPAL
                                                                  FUND           MONEY FUND        MONEY FUND       MONEY FUND
                                                             -------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                     $   22,757,510    $    5,585,692    $    3,991,495   $    1,050,547
Securities lending income                                                --                --                --               --
                                                                 22,757,510         5,585,692         3,991,495        1,050,547
EXPENSES:
Investment advisory and administration fees                       6,678,345         1,821,408         1,375,339          356,015
Service fees                                                      2,003,801           496,108           364,943           85,444
Transfer agency and related services fees                           417,803            94,630            84,424           30,373
Custody and accounting                                              160,304            39,689            29,195            7,120
Reports and notices to shareholders                                  24,599             7,937             7,844            4,126
Insurance expense                                                    22,240             7,851             6,922            1,576
State registration fees                                              43,775            13,793            12,799            9,214
Directors'/Trustees' fees                                            20,535             9,638             8,756            6,732
Professional fees                                                    44,038            41,915            40,724           34,944
Interest expense                                                      6,509                --                --               --
Other expenses                                                       32,569             5,042             4,943            4,343
                                                                  9,454,518         2,538,011         1,935,889          539,887
Less: Fee waivers by investment advisor and administrator                --                --                --               --
Net expenses                                                      9,454,518         2,538,011         1,935,889          539,887
Net investment income                                            13,302,992         3,047,681         2,055,606          510,660
Net realized losses from investment activities                         (175)             (393)               --               --
Net increase in net assets resulting from operations         $   13,302,817    $    3,047,288    $    2,055,606   $      510,660

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX
                                                                  MONTHS ENDED            FOR THE
                                                                DECEMBER 31, 2004        YEAR ENDED
                                                                   (UNAUDITED)         JUNE 30, 2004
-------------------------------------------------------------------------------------------------------
UBS RMA MONEY MARKET PORTFOLIO
FROM OPERATIONS:
Net investment income                                          $       66,263,445    $       83,206,553
Net realized losses from investment activities                         (1,916,210)               (4,885)
Net increase in net assets resulting from operations                   64,347,235            83,201,668
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income                                                 (66,263,445)          (83,206,553)
Net realized gains from investment activities                          (2,152,500)           (1,500,000)
Total dividends and distributions to shareholders                     (68,415,945)          (84,706,553)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets from
  capital share transactions                                       (1,248,372,654)       (9,397,084,053)
Net decrease in net assets                                         (1,252,441,364)       (9,398,588,938)
NET ASSETS:
Beginning of period                                                12,434,285,651        21,832,874,589
End of period                                                  $   11,181,844,287    $   12,434,285,651
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                $               --    $               --
-------------------------------------------------------------------------------------------------------

UBS RMA U.S. GOVERNMENT PORTFOLIO
FROM OPERATIONS:
Net investment income                                          $        6,181,828    $        8,973,965
Net realized losses from investment activities                           (135,562)              (72,408)
Net increase in net assets resulting from operations                    6,046,266             8,901,557
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                  (6,181,828)           (8,973,965)
Net decrease in net assets from
  capital share transactions                                          (51,093,973)       (1,259,463,314)
Net decrease in net assets                                            (51,229,535)       (1,259,535,722)
NET ASSETS:
Beginning of period                                                 1,250,917,485         2,510,453,207
End of period                                                  $    1,199,687,950    $    1,250,917,485
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                $               --    $               --
-------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                                   FOR THE SIX
                                                                  MONTHS ENDED            FOR THE
                                                                DECEMBER 31, 2004        YEAR ENDED
                                                                   (UNAUDITED)         JUNE 30, 2004
-------------------------------------------------------------------------------------------------------
UBS RMA TAX-FREE FUND
FROM OPERATIONS:
Net investment income                                          $       13,302,992    $       12,340,286
Net realized gain (loss) from investment activities                          (175)                2,947
Net increase in net assets resulting from operations                   13,302,817            12,343,233
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                 (13,302,992)          (12,340,286)
Net increase (decrease) in net assets from
  capital share transactions                                          184,127,447          (302,916,671)
Net increase (decrease) in net assets                                 184,127,272          (302,913,724)
NET ASSETS:
Beginning of period                                                 2,935,936,306         3,238,850,030
End of period                                                  $    3,120,063,578    $    2,935,936,306
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                $               --    $               --
-------------------------------------------------------------------------------------------------------

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                          $        3,047,681    $        2,471,111
Net realized gain (loss) from investment activities                          (393)                9,210
Net increase in net assets resulting from operations                    3,047,288             2,480,321
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                  (3,047,681)           (2,471,111)
Net increase (decrease) in net assets from
  beneficial interest transactions                                     77,485,446           (27,881,752)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  77,485,053           (27,872,542)
-------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                   739,133,002           767,005,544
End of period                                                  $      816,618,055    $      739,133,002
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                $               --    $               --
-------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                                   FOR THE SIX
                                                                  MONTHS ENDED            FOR THE
                                                                DECEMBER 31, 2004        YEAR ENDED
                                                                   (UNAUDITED)         JUNE 30, 2004
-------------------------------------------------------------------------------------------------------
UBS RMA NEW YORK MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                          $        2,055,606    $        1,684,747
Net realized loss from investment activities                                   --                (2,350)
Net increase in net assets resulting from operations                    2,055,606             1,682,397
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                  (2,055,606)           (1,684,747)
Net decrease in net assets from
  beneficial interest transactions                                     (4,561,165)          (26,452,621)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets                                             (4,561,165)          (26,454,971)
-------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                   562,395,586           588,850,557
End of period                                                  $      557,834,421    $      562,395,586
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                $               --    $               --
-------------------------------------------------------------------------------------------------------

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                          $          510,660    $          232,135
Net realized loss from investment activities                                   --                  (253)
Net increase in net assets resulting from operations                      510,660               231,882
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                    (474,563)             (232,135)
Net decrease in net assets from
  beneficial interest transactions                                     (2,248,752)          (24,413,414)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets                                             (2,212,655)          (24,413,667)
-------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                   137,440,289           161,853,956
End of period                                                  $      135,227,634    $      137,440,289
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                $           36,097    $               --
-------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS RMA

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS RMA Money Fund Inc. (the "Corporation") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio ("Money Market Portfolio"), UBS RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund ("RMA California") and UBS RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, collectively, the "Funds").

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless a Fund's Board of Directors/Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Money Market Portfolio and the U.S. Government Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Portfolio and the U.S. Government Portfolio maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Portfolio and/or the U.S. Government Portfolio and their counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Portfolio and the U.S. Government Portfolio generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Money Market Portfolio and the U.S. Government Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Portfolio and the U.S. Government Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISOR AND ADMINISTRATOR

Each Fund's Board has approved an investment advisory and administration contract ("Advisory Contract") for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO:
All                                                                         0.50%
U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA, RMA NEW YORK AND
RMA NEW JERSEY:
Up to $300 million                                                          0.50
In excess of $300 million up to $750 million                                0.44
Over $750 million                                                           0.36

RMA TAX-FREE:
Up to $1.0 billion                                                          0.50
In excess of $1.0 billion up to $1.5 billion                                0.44
Over $1.5 billion                                                           0.36

At December 31, 2004, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio                                         $       4,948,471
U.S. Government Portfolio                                                444,782
RMA Tax-Free                                                           1,161,524
RMA California                                                           320,779
RMA New York                                                             231,267
RMA New Jersey                                                            57,987

For the period August 1, 2004 through December 31, 2004, UBS Financial Services Inc. voluntarily waived $42,779 of its investment advisory and administration fees for the Money Market Portfolio.

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a "Sub-Advisory Contract"). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Fund's average daily net assets.

DISTRIBUTION PLAN

UBS Global AM is the principal underwriter of each Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds' shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA
New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services. Currently, UBS Global AM is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12%. No such fees were charged by UBS Global AM for the similar services provided to the Money Market Portfolio. At December 31, 2004, the Funds owed UBS Global AM for such service fees as follows:

U.S. Government Portfolio                                      $         131,436
RMA Tax-Free                                                             350,225
RMA California                                                            88,584
RMA New York                                                              61,677
RMA New Jersey                                                            13,918

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Funds' transfer agent, and was compensated for these services by PFPC, not the Funds.

For the six months ended December 31, 2004, UBS Financial Services Inc. received from PFPC, not the Funds, total transfer agency related services fees as follows:

Money Market Portfolio                                         $       2,529,567
U.S. Government Portfolio                                                 89,018
RMA Tax-Free                                                             265,270
RMA California                                                            59,136
RMA New York                                                              52,494
RMA New Jersey                                                            17,315

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program. UBS Securities LLC is the lending agent for each Fund. For the six months ended December 31, 2004, UBS Securities LLC earned $351 and $35,195 in compensation from the Money Market Portfolio and the U.S. Government Portfolio, respectively, as the Funds' lending agent. At December 31, 2004, the Money Market Portfolio and the U.S. Government Portfolio owed UBS Securities LLC $351 and $5,570 in compensation as the Funds' lending agent, respectively. At December 31, 2004, the Money Market Portfolio and the U.S. Government Portfolio had securities on loan having a market value of $99,750,000 and $498,380,287, respectively. The Money Market Portfolio's custodian held cash and cash equivalents as collateral for securities loaned of $102,125,000. The U.S. Government Portfolio's custodian held cash and cash equivalents as collateral for securities loaned of $167,813,039. In addition, the U.S. Government Portfolio's custodian held U.S. Government agency securities having an aggregate value of $341,980,921 as collateral for portfolio securities loaned as follows:

PRINCIPAL
  AMOUNT                                                   MATURITY    INTEREST
  (000)                                                      DATES       RATES         VALUE
------------------------------------------------------------------------------------------------
            Federal Home Loan
$  25,100     Mortgage Corporation                         02/15/05        3.875%  $  25,506,595
            Federal Home Loan
   57,800     Mortgage Corporation                         07/15/06        5.500      61,288,866
            Federal Home Loan
   22,450     Mortgage Corporation                         09/15/09        6.625      25,518,848
            Federal Home Loan
   43,930     Mortgage Corporation                         03/15/10        7.000      51,013,317
            Federal Home Loan
   10,000     Mortgage Corporation                         11/15/13        4.875      10,309,190
            Federal National
   19,700     Mortgage Association                         03/15/05        3.875      19,980,134
            Federal National
   14,350     Mortgage Association                         01/15/09        5.250      15,482,186
            Federal National
   46,725     Mortgage Association                         06/15/09        6.375      51,632,199
            Federal National
   49,150     Mortgage Association                         09/15/09        6.625      55,776,256
            Federal National
   23,800     Mortgage Association                         11/15/11        5.375      25,473,330
                                                                                   $ 341,980,921

RMA Tax-Free, RMA California, RMA New York and RMA New Jersey did not have any securities lending activity during the six months ended December 31, 2004.

BANK LINE OF CREDIT

RMA Tax-Free participates with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, RMA Tax-Free has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to RMA Tax-Free at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended December 31, 2004, RMA Tax-Free had an average daily amount of borrowing outstanding under the Committed Credit Facility of $28,404,852 for 3 days with a related weighted average annualized interest rate of 2.75%, which resulted in $6,509 of interest expense.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At December 31, 2004, the Funds had the following liabilities outstanding:

                                                           PAYABLE FOR       PAYABLE FOR
                        DIVIDENDS        PAYABLE TO        INVESTMENTS       SECURITIES           LOAN          OTHER ACCRUED
                         PAYABLE          CUSTODIAN         PURCHASED          LOANED            PAYABLE          EXPENSES*
------------------------------------------------------------------------------------------------------------------------------
Money Market
  Portfolio          $     2,699,618   $        99,013                --   $   102,125,000                --   $     2,366,541
U.S. Government
  Portfolio                  227,458           229,679   $    59,948,850       167,813,039                --           145,813
RMA Tax-Free                 564,137            74,115        90,553,182                --   $    79,643,557           220,002
RMA California               140,996             7,087        20,211,539                --                --            75,982
RMA New York                  89,514             4,934        24,225,709                --                --            66,957
RMA New Jersey                20,803             1,160                --                --                --            23,713

* Excludes investment advisory and administration fees and service fees.

At December 31, 2004, the components of net assets for each of the Funds were as follows:

                                                       ACCUMULATED
                                                       UNDISTRIBUTED        ACCUMULATED
                                  ACCUMULATED         NET INVESTMENT        NET REALIZED             TOTAL
                                PAID IN CAPITAL           INCOME            GAIN (LOSS)            NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Money Market Portfolio         $   11,181,995,038                   --   $         (150,751)   $   11,181,844,287
U.S. Government Portfolio           1,199,879,026                   --             (191,076)        1,199,687,950
RMA Tax-Free                        3,120,061,647                   --                1,931         3,120,063,578
RMA California                        816,594,893                   --               23,162           816,618,055
RMA New York                          557,805,601                   --               28,820           557,834,421
RMA New Jersey                        135,187,469   $           36,097                4,068           135,227,634

FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2004 and the fiscal year ended June 30, 2004 was ordinary income. The tax character of distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the six months ended December 31, 2004 and the fiscal year ended June 30, 2004 was federal tax-exempt income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds' fiscal year ending June 30, 2005.

At June 30, 2004, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows:

                                        U.S.
FISCAL YEAR                          GOVERNMENT               RMA
ENDING                               PORTFOLIO            NEW JERSEY
-----------------------------------------------------------------------
2011                            $            66,251    $             30
2012                                         54,167                  --
                                $           120,418    $             30

During the fiscal year ended June 30, 2004, RMA California had a capital loss carryforward of $23,373 expire unutilized.

In accordance with U.S. Treasury regulations, the following Funds have elected to defer realized capital losses arising after October 31, 2003. Such losses are treated for tax purposes as arising on July 1, 2004:

                                                           CAPITAL
                                                           LOSSES
-----------------------------------------------------------------------
Money Market Portfolio                                 $          4,885
U.S. Government Portfolio                                        18,241
RMA New York                                                      2,350
RMA New Jersey                                                      253

CAPITAL SHARE TRANSACTIONS

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

FOR THE SIX MONTHS ENDED            MONEY MARKET        U.S. GOVERNMENT               RMA
DECEMBER 31, 2004:                   PORTFOLIO             PORTFOLIO               TAX-FREE
-----------------------------------------------------------------------------------------------
Shares sold                          51,014,915,074         3,961,767,132        11,527,670,127
Shares repurchased                  (52,328,550,937)       (4,018,788,065)      (11,356,266,740)
Dividends reinvested                     65,263,209             5,926,960            12,724,060
Net increase (decrease)
  in shares outstanding              (1,248,372,654)          (51,093,973)          184,127,447

FOR THE YEAR ENDED                  MONEY MARKET        U.S. GOVERNMENT               RMA
JUNE 30, 2004:                       PORTFOLIO             PORTFOLIO               TAX-FREE
-----------------------------------------------------------------------------------------------
Shares sold                         119,594,725,186        11,984,380,341        23,161,302,122
Shares repurchased                 (129,074,837,028)      (13,252,718,815)      (23,476,221,727)
Dividends reinvested                     83,027,789             8,875,160            12,002,934
Net decrease in shares
  outstanding                        (9,397,084,053)       (1,259,463,314)         (302,916,671)

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

FOR THE SIX MONTHS
ENDED DECEMBER 31, 2004:           RMA CALIFORNIA         RMA NEW YORK         RMA NEW JERSEY
-----------------------------------------------------------------------------------------------
Shares sold                           2,981,493,471         2,525,379,958           763,760,084
Shares repurchased                   (2,906,901,640)       (2,531,882,873)         (766,451,517)
Dividends reinvested                      2,893,615             1,941,750               442,681
Net increase (decrease)
  in shares outstanding                  77,485,446            (4,561,165)           (2,248,752)

FOR THE YEAR ENDED
JUNE 30, 2004:                     RMA CALIFORNIA         RMA NEW YORK         RMA NEW JERSEY
-----------------------------------------------------------------------------------------------
Shares sold                           5,672,323,669         4,774,526,945         1,216,937,843
Shares repurchased                   (5,702,620,022)       (4,802,615,199)       (1,241,578,236)
Dividends reinvested                      2,414,601             1,635,633               226,979
Net decrease in shares
  outstanding                           (27,881,752)          (26,452,621)          (24,413,414)

SUBSEQUENT EVENT

On January 14, 2005, the Money Market Portfolio filed a preliminary proxy statement with the Securities and Exchange Commission. It is expected that the proxy statement will be finalized and mailed to shareholders later in 2005. The proxy statement seeks shareholder approval of (1) the implementation of a shareholder service plan and (2) authorization for the Fund's Board to reorganize the Fund so that it can invest all of its assets in another fund that has substantially the same investment objectives and policies (this type of structure is commonly referred to as a "master/feeder" structure). A proxy statement describing the proposed changes in more detail and soliciting the approval of Money Market Portfolio's shareholders is expected to be distributed later in 2005. Shareholders should rely upon those proxy materials in making a determination on how to vote.

UBS RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                            FOR THE SIX
                            MONTHS ENDED                                   FOR THE YEARS ENDED JUNE 30,
                         DECEMBER 31, 2004       --------------------------------------------------------------------------------
                            (UNAUDITED)              2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                 $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment
  income                              0.006             0.005            0.010            0.022            0.055            0.052
Dividends from net
  investment
  income                             (0.006)           (0.005)          (0.010)          (0.022)          (0.055)          (0.052)
Distributions from
  net realized
  gains from
  investment
  activities                         (0.000)@          (0.000)@             --               --               --               --
TOTAL DIVIDENDS
  AND DISTRIBUTIONS                  (0.006)           (0.005)          (0.010)          (0.022)          (0.055)          (0.052)
NET ASSET VALUE,
  END OF PERIOD          $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT
  RETURN(1)                            0.58%             0.51%            1.02%            2.25%            5.61%            5.29%
RATIOS/
  SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)      $       11,181,844      $ 12,434,286     $ 21,832,875     $ 22,768,982     $ 22,609,036     $ 15,821,189
Expenses to
  average net
  assets, net of
  fee waivers by
  advisor(2)                           0.59%*            0.60%            0.61%            0.60%            0.59%            0.59%
Net investment
  income to
  average net
  assets, net of
  fee waivers by
  advisor(2)                           1.10%*            0.50%            1.02%            2.21%            5.42%            5.19%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(2) During the period August 1, 2004 through December 31, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.
@    Amount is less than $0.0005 per share.

UBS RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                            FOR THE SIX
                            MONTHS ENDED                                   FOR THE YEARS ENDED JUNE 30,
                         DECEMBER 31, 2004       --------------------------------------------------------------------------------
                            (UNAUDITED)              2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD    $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                 0.005             0.005            0.010            0.021            0.052            0.048
Dividends from net
  investment income                  (0.005)           (0.005)          (0.010)          (0.021)          (0.052)          (0.048)
NET ASSET VALUE,
  END OF PERIOD          $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT
  RETURN(1)                            0.51%             0.48%            1.00%            2.12%            5.31%            4.88%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)      $        1,199,688      $  1,250,917     $  2,510,453     $  2,356,829     $  2,000,303     $  1,670,845
Expenses to average
  net assets                           0.61%*            0.58%            0.56%            0.57%            0.57%            0.59%
Net investment income
  to average net
  assets                               1.01%*            0.48%            1.00%            2.06%            5.15%            4.81%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA TAX-FREE FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                            FOR THE SIX
                            MONTHS ENDED                                   FOR THE YEARS ENDED JUNE 30,
                         DECEMBER 31, 2004       --------------------------------------------------------------------------------
                            (UNAUDITED)              2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                 $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                 0.004             0.004            0.007            0.012            0.032            0.031
Dividends from net
  investment income                  (0.004)           (0.004)          (0.007)          (0.012)          (0.032)          (0.031)
NET ASSET VALUE,
  END OF PERIOD          $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT
  RETURN(1)                            0.42%             0.38%            0.67%            1.24%            3.28%            3.10%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)      $        3,120,064      $  2,935,936     $  3,238,850     $  3,255,520     $  3,286,150     $  2,593,878
Expenses to average
  net assets                           0.59%*            0.60%            0.63%            0.60%            0.59%            0.60%
Net investment income
  to average net
  assets                               0.83%*            0.38%            0.67%            1.23%            3.20%            3.06%

*    Annualized
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                            FOR THE SIX
                            MONTHS ENDED                                   FOR THE YEARS ENDED JUNE 30,
                         DECEMBER 31, 2004       --------------------------------------------------------------------------------
                            (UNAUDITED)              2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                 $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                 0.004             0.003            0.006            0.011            0.027            0.026
Dividends from net
  investment income                  (0.004)           (0.003)          (0.006)          (0.011)          (0.027)          (0.026)
NET ASSET VALUE,
  END OF PERIOD          $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT
  RETURN(1)                            0.39%             0.31%            0.60%            1.10%            2.75%            2.59%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)      $          816,618      $    739,133     $    767,006     $    753,664     $    759,961     $    626,424
Expenses to average
  net assets, net of
  fee waivers by
  advisor(2)                           0.64%*            0.65%            0.66%            0.65%            0.66%            0.65%
Net investment
  income to average
  net assets, net of
  fee waivers by
  advisor(2)                           0.77%*            0.31%            0.60%            1.09%            2.70%            2.56%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the years ended June 30, 2004 and June 30, 2003, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

UBS RMA NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                            FOR THE SIX
                            MONTHS ENDED                                   FOR THE YEARS ENDED JUNE 30,
                         DECEMBER 31, 2004       --------------------------------------------------------------------------------
                            (UNAUDITED)              2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
  BEGINNING OF
  PERIOD                 $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                 0.004             0.003            0.006            0.011            0.030            0.029
Dividends from net
  investment income                  (0.004)           (0.003)          (0.006)          (0.011)          (0.030)          (0.029)
NET ASSET VALUE,
  END OF PERIOD          $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT
  RETURN(1)                            0.36%             0.29%            0.62%            1.08%            3.04%            2.93%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)      $          557,834      $    562,396     $    588,851     $    559,341     $    574,490     $    437,253
Expenses to average
  net assets, net of
  fee waivers by
  advisor(2)                           0.66%*            0.67%            0.67%            0.68%            0.69%            0.67%
Net investment income
  to average net
  assets, net of fee
  waivers by
  advisor(2)                           0.70%*            0.29%            0.62%            1.07%            2.95%            2.90%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the years ended June 30, 2004 and June 30, 2003, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less that 0.005%.

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                            FOR THE SIX
                            MONTHS ENDED                                   FOR THE YEARS ENDED JUNE 30,
                         DECEMBER 31, 2004       --------------------------------------------------------------------------------
                            (UNAUDITED)              2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                 $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                 0.003             0.002            0.005            0.010            0.028            0.027
Dividends from net
  investment income                  (0.003)           (0.002)          (0.005)          (0.010)          (0.028)          (0.027)
NET ASSET VALUE,
  END OF PERIOD          $             1.00      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT
  RETURN(1)                            0.35%             0.16%            0.51%            0.97%            2.86%            2.72%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)      $          135,228      $    137,440     $    161,854     $    128,500     $    102,162     $     93,276
Expenses to average
  net assets, net of
  fee waivers by
  advisor(2)                           0.76%*            0.76%            0.73%            0.77%            0.79%            0.78%
Net investment income
  to average net
  assets, net of fee
  waivers by
  advisor(2)                           0.72%*            0.15%            0.50%            0.94%            2.77%            2.69%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the years ended June 30, 2004 and June 30, 2003, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.01%.

UBS RMA

SUPPLEMENTAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647-1568.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

DIRECTORS/TRUSTEES

Richard Q. Armstrong
CHAIRMAN

Margo N. Alexander
David J. Beaubien
Richard R. Burt
Meyer Feldberg
Carl W. Schafer
William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT
(TAXABLE FUNDS)

Debbie Baggett
VICE PRESIDENT
(TAX-FREE FUNDS)

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR AND
ADMINISTRATOR
UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028


SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2005 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]

                                                                    Presorted
                                                                    Standard
                                                                    US Postage
                                                                      PAID
                                                                  Smithtown, NY
                                                                    Permit 700

UBS GLOBAL ASSET MANAGEMENT
51 West 52nd Street
New York, New York 10019

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS RETIREMENT MONEY FUND
SEMIANNUAL REPORT
DECEMBER 31, 2004

UBS RETIREMENT MONEY FUND

February 15, 2005

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS Retirement Money Fund for the six months ended December 31, 2004.

PERFORMANCE

While remaining relatively low from an historical perspective, interest rates rose during the reporting period. As a result, yields available from money market instruments also increased, helping to boost the Fund's yield. As of December 31, 2004, the Fund's seven-day current yield was 1.40%, up from 0.36% on June 30, 2004. (For more on the Fund's performance, refer to "Performance and Portfolio Characteristics At A Glance" on page 4.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. After posting a 3.3% gain in the second quarter of the year, third quarter gross domestic product ("GDP") rose to 4.0%. However, fourth quarter advance figures indicate that due to deterioration in trade performance and a pickup in inflation, GDP grew at a weaker-than-expected 3.1%--the slowest pace since the beginning of 2003.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT DURING THE REVIEW PERIOD?

A. After many months of speculation, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% at the end of June 2004. The Fed raised rates again at its subsequent meetings in August, September, November and December, bringing the fed funds rate to 2.25% at the end of the reporting period. This series of five rate hikes was the most in a calendar year since 1994.

[SIDENOTE]

UBS RETIREMENT MONEY FUND

INVESTMENT GOAL:

Current income consistent with liquidity and conservation of capital.

PORTFOLIO MANAGERS/SUB-ADVISOR:

Michael Markowitz
Robert Sabatino
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

July 2, 1988

DIVIDEND PAYMENTS:

Monthly

   Coinciding with the December rate hike, the Fed stated: "Output appears to be growing at a moderate pace despite the earlier rise in energy prices, and labor market conditions continue to improve gradually. Inflation and longer-term inflation expectations remain well contained." The market interpreted this statement to mean that the Fed would continue to raise rates in the near future.

Q. HOW DID YOU POSITION THE FUND DURING THE PERIOD?

A. We continued to employ a "barbell" strategy for much of the period, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to roughly one year--were used to lock in higher rates further out on the curve, while our shorter-term securities--with maturities of one month or less--provided liquidity and gave us the ability to reinvest at higher rates when the Fed increased interest rates. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   In terms of security selection, we maintained our strategy of emphasizing quality and liquidity. Thus, we continued to concentrate a large portion of the Fund's holdings in commercial paper, which, in the healthier credit environment that characterized much of the period, offered a yield advantage. We held positions in other sectors, including US government and agency obligations, certificates of deposit and short-term corporate obligations, which helped maintain the Fund's overall level of diversification. This strategy also helped us meet our liquidity requirements.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. At this point, it appears clear that the Fed will likely continue to raise interest rates in the months to come (most recently, at its February 2, 2005 meeting). In anticipation of the higher interest rate environment, we expect to allow the Fund's weighted average maturity to drift shorter, in order to take advantage of higher yields. Maintaining a high-quality portfolio is also of paramount importance, and we anticipate continuing our strategy of allocating a large portion of the portfolio to US government agency securities, among other things.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS Funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas                    /s/ Michael Markowitz

JOSEPH A. VARNAS                        MICHAEL MARKOWITZ
PRESIDENT                               PORTFOLIO MANAGER
UBS Retirement Money Fund               UBS Retirement Money Fund
MANAGING DIRECTOR                       MANAGING DIRECTOR
UBS Global Asset Management             UBS Global Asset Management
 (US) Inc.                               (US) Inc.


/s/ Robert Sabatino

ROBERT SABATINO
PORTFOLIO MANAGER
UBS Retirement Money Fund
DIRECTOR
UBS Global Asset Management
 (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended December 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should carefully consider a fund's investment objectives, risk, charges and expenses before investing. This and other important information is included in the fund's prospectus, which should be read carefully before investing. Prospectuses can be obtained from your investment professional or by visiting our website at www.ubs.com.

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                         12/31/04       6/30/04      12/31/03
----------------------------------------------------------------------------------------
Seven-Day Current Yield*                                1.40%         0.36%         0.32%
Seven-Day Effective Yield*                              1.41%         0.37%         0.32%
Weighted Average Maturity**                          43 days       48 days       54 days
Net Assets (bln)                                  $      2.3    $      3.0    $      4.8

PORTFOLIO COMPOSITION***                             12/31/04       6/30/04      12/31/03
-----------------------------------------------------------------------------------------
Commercial Paper                                        47.2%         42.2%         43.8%
U.S. Government & Agency Obligations                    22.3          24.2          30.3
Short-Term Corporate Obligations                        13.8          13.1           3.9
Bank Obligations                                        13.0          18.7          19.5
Repurchase Agreements                                    2.8           0.8           2.2
Money Market Funds                                       0.9           1.0           1.4
Other Assets Less Liabilities                             --            --          (1.1)
Total                                                  100.0%        100.0%        100.0%
-----------------------------------------------------------------------------------------

* Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed, and its composition will vary over time.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds if those other funds impose transactional costs--for example, sales charges (loads), redemption fees, or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

                                                 BEGINNING           ENDING           EXPENSES PAID
                                               ACCOUNT VALUE     ACCOUNT VALUE        DURING PERIOD*
                                                JULY 1, 2004    DECEMBER 31, 2004    7/1/04-12/31/04
------------------------------------------------------------------------------------------------------
Actual                                          $  1,000.00       $   1,004.20         $      4.39
Hypothetical
(5% annual return before expenses)                 1,000.00           1,020.82                4.43

* Expenses are equal to the Fund's annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period.)

UBS RETIREMENT MONEY FUND

Statement of Net Assets -- December 31, 2004 (unaudited)

PRINCIPAL
 AMOUNT                                                        MATURITY     INTEREST
 (000)                                                           DATES        RATES         VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--22.31%

$  50,000 Federal Farm Credit Bank                            01/03/05      2.270*%    $    50,000,000
  100,000 Federal Home Loan Bank                              01/04/05 to   1.910 to
                                                              01/05/05      2.226*          99,958,022
  108,000 Federal Home Loan Bank                              04/29/05 to   1.350 to
                                                              10/21/05      2.250          107,962,451
   25,000 Federal Home Loan Mortgage Corp.                    04/26/05      2.200@          24,824,306
   50,000 Federal Home Loan Mortgage Corp.                    03/01/05      1.420           50,000,000
   50,000 Federal National Mortgage Association               01/28/05      2.333*          49,999,637
   40,000 Federal National Mortgage Association               02/04/05      1.140@          39,956,933
  100,000 Federal National Mortgage Association               03/29/05 to   1.400 to
                                                              09/30/05      2.300          100,000,000
Total U.S. Government Agency Obligations (cost--$522,701,349)                              522,701,349
------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--13.06%

  NON-U.S.--5.38%
   55,000   Calyon Corporate & Investment Bank                06/21/05      2.650           55,000,000
   13,000   Rabobank Nederland                                02/28/05      2.281*          12,995,602
   58,000   UniCredito Italiano SpA                           03/17/05 to   2.439 to
                                                              03/24/05      2.465*          57,983,705
                                                                                           125,979,307
  U.S.--7.68%
   45,000   American Express Centurion Bank                   01/03/05      2.250           45,000,000
   50,000   First Tennessee Bank N.A. (Memphis)               01/04/05      2.090           50,000,000
   45,000   Washington Mutual Bank FA                         01/13/05 to   2.310 to
                                                              01/14/05      2.320           45,000,000
   30,000   Wells Fargo Bank N.A.                             01/07/05      2.370           30,000,000
   10,000   Wells Fargo Bank N.A.                             01/03/05      2.300*          10,000,000
                                                                                           180,000,000
Total Certificates of Deposit (cost--$305,979,307)                                         305,979,307
------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--47.16%

  ASSET BACKED-AUTO & TRUCK--1.49%
   35,000  New Center Asset Trust                             01/12/05       2.180          34,976,686
  ASSET BACKED-BANKING--0.77%
   18,018  Atlantis One Funding                               01/27/05       2.260          17,988,591

PRINCIPAL
 AMOUNT                                                         MATURITY    INTEREST
 (000)                                                           DATES        RATES         VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)

  ASSET BACKED-MISCELLANEOUS--16.15%
$  47,000  Amsterdam Funding Corp.                            01/03/05 to   2.230 to
                                                              01/18/05      2.340%     $    46,964,744
   60,932  Barton Capital Corp.                               01/04/05 to   2.170 to
                                                              01/05/05      2.180           60,919,092
   50,327  Falcon Asset Securitization Corp.                  01/14/05      2.330           50,284,655
   18,436  Giro Multi-Funding Corp.                           01/10/05      2.320           18,425,307
   50,000  Thunderbay Funding                                 01/04/05      2.350           49,990,208
   41,870  Triple A One Funding                               01/06/05      2.280           41,856,741
   10,000  Variable Funding Capital Corp.                     01/12/05      2.290            9,993,003
   40,000  Windmill Funding Corp.                             01/21/05      2.350           39,947,778
   60,000  Yorktown Capital LLC                               01/07/05      2.280           59,977,200
                                                                                           378,358,728
  ASSET BACKED-SECURITIES--5.18%
   20,000  Dorada Finance, Inc.**                             03/04/05      2.430           19,916,300
   65,000  Galaxy Funding, Inc.                               01/18/05 to   2.070 to
                                                              03/24/05      2.470           64,704,032
   37,000  Giro Funding U.S. Corp.                            03/15/05      2.440           36,816,932
                                                                                           121,437,264
  BANKING-NON-U.S.--9.97%
   60,000  Depfa Bank PLC                                     02/04/05 to  2.300 to
                                                              03/08/05     2.400            59,780,556
   35,000  DNB NOR Bank ASA                                   02/28/05     2.380            34,865,794
   45,000  Natexis Banques Populaires
            US Finance Co., LLC                               01/06/05     2.190            44,986,313
   49,000  Nationwide Building Society                        02/07/05     2.350            48,881,651
   45,000  Spintab AB                                         01/11/05     2.160            44,973,000
                                                                                           233,487,314
  BANKING-U.S.--7.55%
   50,000  CBA (Delaware) Finance, Inc.                       01/04/05     2.250            49,990,625
   60,000  Danske Corp.                                       01/07/05 to  2.180 to
                                                              01/12/05     2.350            59,968,267
   39,000  Fortis Funding LLC                                 01/04/05     2.380            38,992,265
   28,000  Stadshypotek Delaware, Inc.                        02/10/05     2.350            27,926,889
                                                                                           176,878,046

PRINCIPAL
 AMOUNT                                                         MATURITY    INTEREST
 (000)                                                           DATES       RATES          VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

  BROKERAGE--4.13%
$  10,000  Bear Stearns Cos., Inc.                            01/24/05      2.290%     $     9,985,370
   62,000  Citigroup Global Markets Holdings, Inc.            03/08/05 to   2.380 to
                                                              03/14/05      2.420           61,716,603
   25,000  Morgan Stanley                                     01/06/05      2.340           24,991,875
                                                                                            96,693,848
  UTILITIES-OTHER--1.92%
   45,000  RWE AG                                             01/10/05      2.160           44,975,700
Total Commercial Paper (cost--$1,104,796,177)                                            1,104,796,177
------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--13.77%

  ASSET BACKED-SECURITIES--4.40%
   48,000  CC (USA), Inc.**                                   01/12/05      2.345*          47,999,784
   55,000  Links Finance LLC**                                03/15/05 to   1.310 to
                                                              11/14/05      2.680           55,009,811
                                                                                           103,009,595
  AUTOMOBILE OEM--1.86%
   43,500  American Honda Finance Corp.**                     02/22/05      2.399*          43,539,332

  BANKING-NON-U.S.--2.13%
   50,000  HBOS Treasury Services PLC**                       01/04/05      2.270*          50,000,000

  BANKING-U.S.--1.28%
   30,000  Wells Fargo & Co.                                  01/14/05      2.468*          30,000,000

  BROKERAGE--1.07%
   25,000  Morgan Stanley                                     01/03/05      2.365*          25,000,000

  ENERGY-INTEGRATED--0.43%
   10,000  BP Capital Markets PLC                             04/29/05      4.000           10,085,038

  FINANCE-NONCAPTIVE DIVERSIFIED--2.60%
   61,000  General Electric Capital Corp.                     01/10/05 to   2.005 to
                                                              03/15/05      2.460*          61,012,322
Total Short-Term Corporate Obligations (cost--$322,646,287)                                322,646,287
------------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                       MATURITY    INTEREST
 (000)                                                          DATES       RATES          VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.77%
$  64,890  Repurchase Agreement dated 12/31/04
            with Deutsche Bank Securities, Inc.,
            collateralized by $66,160,000 Federal
            Home Loan Bank obligations, 2.375%
             to 5.000% due 04/05/06 to 05/13/11;
            (value--$66,191,931); proceeds:
            $64,901,626                                       01/03/05      2.150%     $    64,890,000
        3  Repurchase Agreement dated 12/31/04
            with State Street Bank & Trust Co.,
            collaterlized by $13 U.S. Treasury Bonds,
            9.000% due 11/15/18 and $3,049
            U.S. Treasury Notes, 3.000% due
            12/31/06; (value--$3,060); proceeds:
            $3,000                                            01/03/05      1.500                3,000
Total Repurchase Agreements (cost--$64,893,000)                                             64,893,000
------------------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
  (000)
---------
MONEY MARKET FUNDS+--0.94%
   11,810  AIM Liquid Assets Portfolio                                      2.100           11,810,088
   10,241  BlackRock Provident Institutional TempFund                       2.186           10,240,585
Total Money Market Funds (cost--$22,050,673)                                                22,050,673
------------------------------------------------------------------------------------------------------
Total Investments (cost--$2,343,066,793 which
  approximates cost for federal income
  tax purposes)--100.01%                                                                 2,343,066,793
Liabilities in excess of other assets--(0.01)%                                                (122,277)
Net Assets (applicable to 2,342,769,080 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                            $ 2,342,944,516
------------------------------------------------------------------------------------------------------

  * Variable rate securities--maturity dates reflect earlier of reset dates or maturity dates. The interest rates shown are the current rates as of December 31, 2004, and reset periodically.
 ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.24% of net assets as of December 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  @  Interest rates shown are the discount rates at date of purchase.
  +  Interest rates shown reflect yield at December 31, 2004.
OEM  Original Equipment Manufacturer

ISSUER BREAKDOWN BY COUNTRY           PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------
United States                                                   82.5%
France                                                           4.3
United Kingdom                                                   4.2
Ireland                                                          2.5
Italy                                                            2.5
Sweden                                                           1.9
Norway                                                           1.5
Netherlands                                                      0.6
Total                                                          100.0%
--------------------------------------------------------------------

                      Weighted average maturity -- 43 days

                See accompanying notes to financial statements

Statement of Operations

                                                                       FOR THE SIX
                                                                      MONTHS ENDED
                                                                    DECEMBER 31, 2004
                                                                       (UNAUDITED)
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                            $      22,483,980
Securities lending income                                                         122
                                                                           22,484,102
-------------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                                 5,749,728
Transfer agency and related services fees                                   3,615,711
Service fees                                                                1,681,365
Reports and notices to shareholders                                           270,084
Custody and accounting                                                        134,509
Insurance expense                                                              81,088
Professional fees                                                              50,362
State registration fees                                                        48,279
Directors' fees                                                                21,845
Other expenses                                                                 23,239
                                                                           11,676,210
Net investment income and net increase in net assets resulting
  from operations                                                   $      10,807,892
-------------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                        FOR THE SIX
                                                        MONTHS ENDED           FOR THE
                                                     DECEMBER 31, 2004       YEAR ENDED
                                                        (UNAUDITED)         JUNE 30, 2004
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                $      10,807,892    $      15,047,781
Net realized gain from investment activities                        --               45,766
Net increase in net assets resulting
  from operations                                           10,807,892           15,093,547
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                      (10,807,892)         (15,047,781)
Net decrease in net assets from capital
  stock transactions                                      (639,539,176)      (4,151,455,327)
Net decrease in net assets                                (639,539,176)      (4,151,409,561)
NET ASSETS:
Beginning of period                                      2,982,483,692        7,133,893,253
End of period                                        $   2,342,944,516    $   2,982,483,692
Accumulated undistributed net investment income      $              --    $              --
-------------------------------------------------------------------------------------------

                See accompanying notes to financial statements

UBS RETIREMENT MONEY FUND

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS RMA Money Fund Inc. (the "Corporation") was incorporated in the state of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a series mutual fund and currently has three portfolios: UBS Retirement Money Fund (the "Fund"), UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio. The financial statements for the UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

AVERAGE DAILY NET ASSETS                                        RATES
---------------------------------------------------------------------
Up to $1.0 billion                                               0.50%
In excess of $1.0 billion and up to $1.5 billion                 0.44
Over $1.5 billion                                                0.36
---------------------------------------------------------------------

At December 31, 2004, the Fund owed UBS Financial Services Inc. $899,863 for investment advisory and administration fees.

UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to a sub-advisory and sub-administration contract ("Sub-Advisory Contract") between UBS Financial Services Inc. and UBS Global AM. In accordance with the Sub-Advisory Contract, UBS Financial Services Inc. (not the Fund) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the Fund's average daily net assets.

DISTRIBUTION PLAN

UBS Global AM is the principal underwriter of the Fund's shares and has appointed UBS Financial Services Inc. as dealer for the sale of those shares. Under the plan of distribution, the Fund pays UBS Global AM a monthly service fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund's average daily net assets. Currently, UBS Global AM is compensated for providing such services at an annual rate of 0.125% of the Fund's average daily net assets. At December 31, 2004, the Fund owed UBS Global AM $259,370 for service fees.

TRANSFER AGENCY RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and was compensated for these services by PFPC, not the Fund.

For the six months ended December 31, 2004, UBS Financial Services Inc. received from PFPC, not the Fund, $2,141,173 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended December 31, 2004, UBS Securities LLC earned $41 in compensation as the Fund's lending agent. At December 31, 2004, the Fund owed UBSSecurities LLC $41 in compensation as the Fund's lending agent.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At December 31, 2004, the Fund had the following liabilities outstanding:

Dividends payable to shareholders                               $         455,754
Other accrued expenses*                                                 2,048,203
---------------------------------------------------------------------------------

*    Excludes investment advisory and administration fees and service fees.

At December 31, 2004, the components of net assets were as follows:

Accumulated paid in capital                                     $   2,342,780,815
Accumulated net realized gain from investment activities                  163,701
Net assets                                                      $   2,342,944,516
---------------------------------------------------------------------------------

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended December 31, 2004 and the fiscal year ended June 30, 2004 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending June 30, 2005.

COMMON STOCK

There are 20 billion shares of $0.001 par value common stock authorized. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                                        FOR THE SIX            FOR THE
                                                       MONTHS ENDED           YEAR ENDED
                                                     DECEMBER 31, 2004      JUNE 30, 2004
------------------------------------------------------------------------------------------
Shares sold                                              2,592,988,976      11,110,345,602
Shares repurchased                                      (3,242,870,280)    (15,276,757,529)
Dividends reinvested                                        10,342,128          14,956,600
Net decrease in shares outstanding                        (639,539,176)     (4,151,455,327)
------------------------------------------------------------------------------------------

UBS RETIREMENT MONEY FUND

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                                        FOR THE SIX
                                        MONTHS ENDED                  FOR THE YEARS ENDED JUNE 30,
                                     DECEMBER 31, 2004 -------------------------------------------------------
                                        (UNAUDITED)         2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $           1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Net investment income                            0.004       0.003      0.008      0.020      0.053      0.050
Dividends from net
  investment income                             (0.004)     (0.003)    (0.008)    (0.020)    (0.053)    (0.050)
NET ASSET VALUE,
  END OF PERIOD                       $           1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
TOTAL INVESTMENT
  RETURN(1)                                       0.42%       0.30%      0.83%      2.04%      5.45%      5.14%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets,
  end of period (in millions)         $          2,343    $  2,982   $  7,134   $  6,674   $  6,255   $  4,870
Expenses to average
  net assets                                      0.87%*      0.79%      0.76%      0.74%      0.71%      0.71%
Net investment income
  to average net assets                           0.80%*      0.30%      0.82%      1.99%      5.27%      5.02%
--------------------------------------------------------------------------------------------------------------

*    Annualized
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

UBS RETIREMENT MONEY FUND

Supplemental Information (unaudited)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

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

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

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

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

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

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

DIRECTORS

Richard Q. Armstrong                    Meyer Feldberg
CHAIRMAN
                                        Carl W. Schafer
Margo N. Alexander
                                        William D. White
David J. Beaubien

Richard R. Burt

PRINCIPAL OFFICERS

Joseph A. Varnas                        Michael H. Markowitz
PRESIDENT                               VICE PRESIDENT

Mark F. Kemper                          W. Douglas Beck
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Thomas Disbrow
VICE PRESIDENT AND TREASURER

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2005 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                                         Presorted
                                                                   Standard
                                                                  US Postage
UBS GLOBAL ASSET MANAGEMENT                                          PAID
51 West 52nd Street                                              Smithtown, NY
New York, New York 10019                                          Permit 700

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Professor Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

   (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

   (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:     /s/ Joseph A. Varnas
        --------------------
        Joseph A. Varnas
        President

Date:   March 9, 2005
        -------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Joseph A. Varnas
        --------------------
        Joseph A. Varnas
        President

Date:   March 9, 2005
        -------------

By:     /s/ Thomas Disbrow
        ------------------
        Thomas Disbrow
        Treasurer

Date:   March 9, 2005
        -------------